As filed with the Securities and Exchange Commission on December 31, 2025

Securities Act File No. 333-287738

Investment Company Act File No. 811-24094

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post Effective Amendment No. 2

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 3

VegaShares ETF Trust

(Exact Name of Registrant as Specified in its Charter)

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Address of Principal Executive Office)

1 (800) 617-0004

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

Parker Bridgeport, Esq.

Thompson Hine LLP

41 S. High St., 17th Floor

Columbus, OH 43215

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

[___] [_], 2025

#	VegaShares Fund	Ticker Symbol
1	VegaShares 3x Long VT Daily Target ETF	[___]
2	VegaShares 3x Long VTI Daily Target ETF	[___]
3	VegaShares 4x Long QQQ Daily Target ETF	[___]
4	VegaShares 4x Long SOXX Daily Target ETF	[___]
5	VegaShares 4x Long SPY Daily Target ETF	[___]
6	VegaShares 4x Long TLT Daily Target ETF	[___]
7	VegaShares 3x Long MAGS Daily Target ETF	[___]
8	VegaShares 4x Long MAGS Daily Target ETF	[___]
9	VegaShares 4x Long XLK Daily Target ETF	[___]
10	VegaShares 4x Long IWM Daily Target ETF	[___]
11	VegaShares 3x Long GDX Daily Target ETF	[___]
12	VegaShares 4x Long GDX Daily Target ETF	[___]
13	VegaShares 3x Long GDXJ Daily Target ETF	[___]
14	VegaShares 4x Long GDXJ Daily Target ETF	[___]
15	VegaShares 4x Long XLF Daily Target ETF	[___]
16	VegaShares 4x Long FXI Daily Target ETF	[___]

Principal U.S. Listing Exchange for the Funds: [NYSE Arca, Inc.]

Each a series of the VegaShares ETF Trust

www.VegaSharesETFs.com	phone: 1 (800) 617-0004

The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. Each Fund attempts to provide daily investment results that correspond to 3, or 4 times the performance of an underlying ETF.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1)	The Funds pursue daily leveraged investment objectives, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of their Underlying ETF.

(2)	The pursuit of daily investment objectives means that the return of a Fund for a period longer than a full trading day will be the product of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the volatility of the Underlying ETF may affect a Fund's return as much as, or more than, the return of the Underlying ETF. Further, the return for investors that invest for periods less than a full trading day will not be the product of the return of a Fund's stated daily leveraged investment objective and the performance of the Underlying ETF for the full trading day. During periods of high volatility, the Funds may not perform as expected and the Funds may have losses when an investor may have expected gains if the Funds are held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

(a)	understand the risks associated with the use of leverage;

(b)	understand the consequences of seeking daily leveraged investment results;

(c)	intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Funds' investment adviser, Vega Capital Partners LLC, and sub-adviser, [____________], will not attempt to position any Fund's portfolio to ensure that a Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if a Fund's underlying ETF moves more than an amount equal to the Fund's current leveraged exposure (i.e., 25% on a day the respective Fund is 4x leveraged, or 33% on a day the respective Fund is 3x leveraged), the respective Fund's investors would lose all of their money.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

FUND SUMMARY: VegaShares 3x Long VT Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total World Stock ETF (listed on the NYSE Arca, Inc. under the symbol VT) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (3x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (3x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total World Stock ETF (NYSE, Arca, Inc.: VT).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Vanguard Total World Stock ETF. Shares of Vanguard Total World Stock ETF (NYSE Arca, Inc.: VT) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Vanguard Total World Stock ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Vanguard Total World Stock ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world (the "Index"). The Index (FTSE Global All Cap Index), is a float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. Historically, the Index has significant exposure to companies in the United States.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Country and Regional Risk. World events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Underlying ETF may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country and regional risk is especially high in emerging markets.

Emerging Markets Risk. Stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.

Currency Risk. The value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.1% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 3x Long VTI Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total Stock Market ETF (listed on the NYSE Arca, Inc. under the symbol VTI) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (3x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (3x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total Stock Market ETF (NYSE, Arca, Inc.: VTI).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Vanguard Total Stock Market ETF. Shares of Vanguard Total Stock Market ETF (NYSE Arca, Inc.: VTI) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Vanguard Total Stock Market ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Vanguard Total Stock Market ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the performance of a benchmark index that measures the investment return of the overall stock market (the "Index"). The Index (CRSP US Total Market Index) represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Small- and Mid-Capitalization Risk. The earnings and prospects of small- to mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance:

Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.1% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long QQQ Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Invesco QQQ SharesSM (listed on The Nasdaq Stock Market LLC under the symbol QQQ®) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Invesco QQQ SharesSM (NASDAQ: QQQ®).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Invesco QQQ SharesSM. Invesco QQQ SharesSM (NASDAQ: QQQ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Invesco QQQ Trust, Series 1 (the issuing entity for Invesco QQQ SharesSM) can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Invesco QQQ SharesSM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Nasdaq-100 Index® (the "Index") is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. Historically, the Index has significant exposure to companies in the technology sector.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Concentration Risk. The Underlying ETF's assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VEGASHARES 4X LONG SOXX DAILY TARGET ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares Semiconductor ETF (listed on The Nasdaq Stock Market LLC under the symbol SOXX) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares Semiconductor ETF (NASDAQ: SOXX).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF.

These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the semiconductor industry through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for iShares Semiconductor ETF. The iShares Semiconductor ETF (NASDAQ: SOXX) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by iShares Semiconductor ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding iShares Semiconductor ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the NYSE Semiconductor Index (the "Index"), which measures the performance of the equity securities of the 30 largest U.S.-listed companies that are classified according to the ICE Uniform Sector Classification schema within the semiconductors industry (as determined by ICE Data Indices, LLC or its affiliates). Index constituents must also meet other eligibility criteria including minimum market capitalization and liquidity requirements.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the semiconductor sector. The performance of the Underlying ETF, and consequently the Fund's performance, is subject to the risks of the semiconductor sector. The Underlying ETF's performance may be affected by issuers' ability to identify new products, technologies or services, global competition and business conditions, dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying ETF may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (presently, semiconductors and semiconductor equipment). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.
o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long SPY Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of SPDR® S&P 500® ETF Trust (listed on the NYSE Arca, Inc. under the symbol SPY) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of SPDR® S&P 500® ETF Trust (NYSE Arca, Inc.: SPY).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF.

These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for SPDR® S&P 500® ETF Trust. The SPDR® S&P 500® ETF Trust (NYSR Arca, Inc.: SPY) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by SPDR® S&P 500® ETF Trust can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding SPDR® S&P 500® ETF Trust may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the S&P 500® Index (the "Index"). The Index is a major U.S. stock market index tracking around 500 large, publicly traded companies across various sectors, weighted by their market value, serving as a key benchmark for overall market performance and the U.S. economy.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the information technology sector. The performance of the Underlying ETF, and consequently the Fund's performance, is subject to the risks of the information technology sector. The Underlying ETF's performance may be affected by issuers' ability to identify new products, technologies or services, global competition and business conditions, dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying ETF may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.
o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long TLT Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares 20+ Year Treasury Bond ETF (listed on The Nasdaq Stock Market LLC under the symbol TLT) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares 20+ Year Treasury Bond ETF (NASDAQ: TLT).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF.

These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for iShares 20+ Year Treasury Bond ETF. The iShares 20+ Year Treasury Bond ETF (NASDAQ: TLT) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by iShares 20+ Year Treasury Bond ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding iShares 20+ Year Treasury Bond ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the ICE® U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is composed of U.S. Treasury bonds with remaining maturities greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Interest Rate Risk. The Underlying ETF has significant exposure to long-term US Treasury bonds. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect performance. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

U.S. Treasury Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities may fluctuate. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal. U.S. Treasury obligations differ from other securities and may provide relatively lower returns than other securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses.

Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.
•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.
•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.
o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 3x Long MAGS Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Roundhill Magnificent Seven ETF (listed on Cboe BZX Exchange, Inc. under the symbol MAGS) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (3x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (3x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Roundhill Magnificent Seven ETF. Shares of the Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Roundhill Magnificent Seven ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Roundhill Magnificent Seven ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the companies comprising the "Magnificent Seven," a group of seven companies commonly recognized for their market dominance in technological innovation. As of December 31, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the Underlying ETF rebalances its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Underlying ETF will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalancing. Historically, the Index has significant exposure to companies in the technology sector.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.

◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets may become concentrated in a industry or related group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.0% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long MAGS Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Roundhill Magnificent Seven ETF (listed on Cboe BZX Exchange, Inc. under the symbol MAGS) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Roundhill Magnificent Seven ETF. Shares of the Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Roundhill Magnificent Seven ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Roundhill Magnificent Seven ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the companies comprising the "Magnificent Seven," a group of seven companies commonly recognized for their market dominance in technological innovation. As of December 31, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the Underlying ETF rebalances its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Underlying ETF will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalancing. Historically, the Index has significant exposure to companies in the technology sector.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.
◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets may become concentrated in a industry or related group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long XLK Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Technology Select Sector SPDR® ETF (listed on NYSE Arca, Inc. under the symbol XLK) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Technology Select Sector SPDR® ETF (NYSE Arca, Inc.: XLK).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the software and semiconductor and semiconductor equipment industries through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the State Street® Technology Select Sector SPDR® ETF. Shares of the State Street® Technology Select Sector SPDR® ETF (NYSE Arca, Inc.: XLK) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the State Street® Technology Select Sector SPDR® ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the State Street® Technology Select Sector SPDR® ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Technology Select Sector Index (the "Index"). The Index is composed of securities of companies drawn from the S&P 500 that have been identified as Information Technology companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments, and components. The Index is based on a proprietary "modified market capitalization" methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.
◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (presently, software and semiconductor and semiconductor equipment industries). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long IWM Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® Russell 2000 ETF (listed on NYSE Arca, Inc. under the symbol IWM) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® Russell 2000 ETF (NYSE Arca, Inc.: IWM).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the iShares® Russell 2000 ETF. Shares of the iShares® Russell 2000 ETF (NYSE Arca, Inc.: IWM) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the iShares® Russell 2000 ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the iShares® Russell 2000 ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Russell 2000® Index (the "Index"). The Index is intended to represent the small-capitalization sector of the U.S. equity market. The Index is a subset of the Russell 3000 Index, which is intended to measure the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2000 smallest issuers in the Russell 3000 Index. Historically, the Index represented approximately 5% of the total market capitalization of the Russell 3000 Index.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the financial, healthcare, and industrial sectors. The Fund is likely to be more adversely affected by any negative performance of these sectors than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the sectors above could have a major effect on the value of the Fund's investments.

◦	Financial Services Risk. Financial sector companies are exposed to: (i) risk factors outside their control that may impair financial condition, (ii) burdensome regulatory rule changes, (iii) rising interest rates that may have a significant impact on earnings, (iv) default risk on non-diversified loan portfolios, (v) credit risk of investments, and (vi) increased competition.
◦	Healthcare Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement, rising costs of medical products and services, pricing pressure, expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims.
◦	Industrial Risk. Industrial companies face supply chain and distribution disruptions, business interruptions, product obsolescence, cyber attacks, trade disputes, liability claims, scarcity of materials, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF.

The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 3x Long GDX Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Gold Miners ETF (listed on NYSE Arca, Inc. under the symbol GDX) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (3x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (3x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Gold Miners ETF. Shares of the VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MarketVectorTM Global Gold Miners Index (the "Index"). The Index is intended to represent publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.0% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long GDX Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Gold Miners ETF (listed on NYSE Arca, Inc. under the symbol GDX) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Gold Miners ETF. Shares of the VanEck® Gold Miners ETF(NYSE Arca, Inc.: GDX) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MarketVectorTM Global Gold Miners Index (the "Index"). The Index is intended to represent publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 3x Long GDXJ Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Junior Gold Miners ETF (listed on NYSE Arca, Inc. under the symbol GDXJ) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (3x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (3x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Junior Gold Miners ETF. Shares of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Junior Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Junior Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MVIS® Global Junior Gold Miners Index (the "Index"). The Index is intended to represent small-cap publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Small- Capitalization Risk. The earnings and prospects of small-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.0% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long GDXJ Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Junior Gold Miners ETF (listed on NYSE Arca, Inc. under the symbol GDXJ) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Junior Gold Miners ETF. Shares of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Junior Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Junior Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MVIS® Global Junior Gold Miners Index (the "Index"). The Index is intended to represent small-cap publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Small- Capitalization Risk. The earnings and prospects of small-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long XLF Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Financial Select Sector SPDR® ETF (listed on NYSE Arca, Inc. under the symbol XLF) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Financial Select Sector SPDR® ETF (NYSE Arca, Inc.: XLF).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is deemed to be indirectly concentrated in the financial services, banking, and capital markets industries through the Underlying ETF.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the State Street® Financial Select Sector SPDR® ETF. State Street® Financial Select Sector SPDR® ETF (NYSE Arca, Inc.: XLF) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the State Street® Financial Select Sector SPDR® ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the State Street® Financial Select Sector SPDR® ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Financial Select Sector Index (the "Index"). The Index is composed of securities of companies drawn from the S&P 500 that have been identified as financial companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: financial services, insurance, banks, capital markets, mortgage real estate investment trusts ("REITs"), and consumer finance. The Index is based on a proprietary "modified market capitalization" methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Sector Risk. The Underlying ETF has significant exposure to companies in the financial sector. The Fund is likely to be more adversely affected by any negative performance of the financial sector than funds that have more diversified holdings across a number of sectors. Financial services companies are subject to extensive governmental regulation, which limits their types of loans and other financial commitments, interest rates, activities, pricing, and capital requirements. Profitability depends on the cost of capital funds, interest rates change, and competition. In addition, deterioration of the credit markets negatively affects a wide range of financial institutions. Certain events may cause an unusually high degree of volatility in the financial markets and cause financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when asset valuations decline or capital is diluted by the issuance of debt or equity. Credit losses can negatively impact the sector. Insurance companies may be subject to disruptive severe price competition. Adverse economic, business or political developments could adversely affect mortgage finance or other lending or investing activities connected to the value of real estate.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (financial services, banking, and capital markets). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: VegaShares 4x Long FXI Daily Target ETF

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® China Large-Cap ETF (listed on NYSE Arca, Inc. under the symbol FXI) (the "Underlying ETF") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated target multiple (4x) times the return of daily changes in the price of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the price of the Underlying ETF increases. Longer holding periods, higher volatility in the price of the Underlying ETF, and greater leveraged exposure each exacerbate the impact of compounding on an investor's returns. During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect the Fund's return as much as or more than the return of the price of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (4x) investment results, including the impact of compounding on Fund performance. The Fund is intended to be used as a short-term trading vehicle. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. The Fund is not intended to be used by, and is not appropriate for, investors who do not actively monitor and manage their portfolio. An investor in the Fund could potentially lose the full principal value of their investment within a single day.

INVESTMENT OBJECTIVE

The Fund seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® China Large-Cap ETF (NYSE Arca, Inc.: FXI).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.[__]%
Acquired Fund Fees and Expenses[3]	0.[__]%
Total Annual Fund Operating Expenses	0.[__]%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
3	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[_]	$[_]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target four times (4x) the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange- listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 400% of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from four times (4x) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

Information About the Underlying ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the iShares® China Large-Cap ETF. iShares® China Large-Cap ETF (NYSE Arca, Inc.: FXI) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the iShares® China Large-Cap ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the iShares® China Large-Cap ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the FTSE China 50 Index (the "Index"). The Index is composed of securities of the 50 largest companies in the Chinese equity market that trade on the Stock Exchange of Hong Kong and are available to international investors. The Index is market capitalization weighted subject to certain limits on individual securities.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

China Risk. China may be subject to considerable degrees of economic, political and social instability. The Chinese government's control over certain sectors and enterprises and significant regulation of investment and industry are pervasive. Chinese authorities can intervene in a company's operations and structure. Chinese markets experience inefficiency, a lack of publicly available information, political and social instability and may be subject to volatility from governmental influence. Internal social unrest or confrontations with other countries may disrupt China's economy and currency value. Incidents involving China's or the region's security may adversely affect the Chinese economy and markets and the Fund's investments.

The Chinese economy is subject to trading risk. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy.

Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. Information about the Chinese securities may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Currency Risk. Chinese securities are denominated and traded in renminbi ("RMB"), Because the Fund's NAV is determined in U.S. dollars, the NAV could decline if the RMB depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. The RMB is not freely tradable and is subject to government control. In general, currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from four times (4x) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from four times (4x) the performance of the price of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The Underlying ETF's annualized historical volatility rate for the five-year period ended December 31, 2025 was [_]%. The Underlying ETF's highest volatility rate for any one calendar year during this period was [_]% and volatility for a shorter period of time may have been substantially higher. The Underlying ETF's annualized performance during this period was [_]%. Historical Underlying ETF volatility and performance are not indications of what Underlying ETF volatility and performance will be in the future.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1 (800) 617-0004.

MANAGEMENT OF THE FUND

Investment Adviser

Vega Capital Partners LLC.

Investment Sub-adviser

[__________]

Portfolio Manager(s)

[__________] has served the Fund as a portfolio manager since it commenced operations in 2026.

PURCHASE AND SALE OF FUND SHARES

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a "Creation Unit," or multiples thereof, and only with authorized participants ("Authorized Participants") which have entered into contractual arrangements with the Fund's distributor, Foreside Financial Services, LLC, (the "Distributor"). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the Fund might not have incurred if it had made creation or redemption in-kind. These costs are imposed on the Fund, and thus decrease the Fund's net asset value, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund's distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL Information ABOUT Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

Fund	Investment Objective
VegaShares 3x Long VT Daily Target ETF	seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total World Stock ETF (NYSE, Arca, Inc.: VT).
VegaShares 3x Long VTI Daily Target ETF	seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Vanguard Total Stock Market ETF (NYSE Arca, Inc.: VTI).
VegaShares 4x Long QQQ Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Invesco QQQ SharesSM (NASDAQ: QQQ®).
VegaShares 4x Long SOXX Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares Semiconductor ETF (NASDAQ: SOXX).
VegaShares 4x Long SPY Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of SPDR® S&P 500® ETF Trust (NYSE Arca, Inc.: SPY).
VegaShares 4x Long TLT Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of iShares 20+ Year Treasury Bond ETF (NASDAQ: TLT).
VegaShares 3x Long MAGS Daily Target ETF	seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).
VegaShares 4x Long MAGS Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).
VegaShares 4x Long XLK Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Technology Select Sector SPDR® ETF (NYSE Arca, Inc.: XLK).
VegaShares 4x Long IWM Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® Russell 2000 ETF (NYSE Arca, Inc.: IWM).
VegaShares 3x Long GDX Daily Target ETF	seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).
VegaShares 4x Long GDX Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).
VegaShares 3x Long GDXJ Daily Target ETF	seeks daily investment results, before fees and expenses, that target three times (3x) the daily price performance of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).
VegaShares 4x Long GDXJ Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).
VegaShares 4x Long XLF Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the State Street® Financial Select Sector SPDR® ETF (NYSE Arca, Inc.: XLF).
VegaShares 4x Long FXI Daily Target ETF	seeks daily investment results, before fees and expenses, that target four times (4x) the daily price performance of the iShares® China Large-Cap ETF (NYSE Arca, Inc.: FXI).

Each Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Each Fund's investment objective may be changed by the Board of Trustees (the "Board" or "Trustees") of VegaShares ETF Trust (the "Trust") without shareholder approval upon prior written notice to shareholders. Each Fund's 80% investment policy may also be changed without shareholder approval, subject to at least 60 days' prior written notice.

PRINCIPAL INVESTMENT STRATEGIES

The Funds share the following common elements of their principal investment strategies, while Fund-specific strategies are presented following the common strategies.

The Fund is an actively managed ETF. The Fund invests in financial instruments that the sub-adviser ([______________]) believes that, in combination, should produce daily returns (before fees and expenses) that target three times (3x) or four times (4x) (based on respective Fund's target leverage), the daily price performance of the Underlying ETF. These financial instruments include swap agreements, swaptions, options, futures, shares of the Underlying ETF, and one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that provide exposure, including leveraged exposure, to the Underlying ETF or the reference index of the Underlying ETF ("Other Leveraged ETFs"). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to a counterparty for certain financial instruments, such as swaps ("Collateral Investments"). The Fund may enter into one or more financing transaction agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the financial institutions will agree to lend the Fund a balance in exchange for interest charged. In order to maintain these borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by assets specifically identified in the Fund's portfolio of investments. Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Under normal market conditions, the Fund may enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF's share price. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Depending on market conditions, the Fund may buy and sell option contracts at various strike prices and with varying maturities. All option contracts bought and sold will be against the Underlying ETF or Other Leveraged ETFs. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, the Underlying ETF or Other Leveraged ETFs) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund's participation in potential changes in the price of the Underlying ETF or Other Leveraged ETFs is based on the price of the Underlying ETF or Other Leveraged ETFs at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying ETF or Other Leveraged ETFs price at the time of the contract's expiration.

The Fund may buy a combination of standardized exchange-traded and FLexible EXchange® ("FLEX") call and put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX options are also guaranteed for settlement by the OCC.

The sub-adviser seeks to consistently apply leverage to obtain Underlying ETF exposure for the Fund that is, on a daily basis, up to 300% or 400% (based on respective Fund's target leverage) of the value of its net assets and expects to rebalance the Fund's holdings daily to maintain such exposure. The sub-adviser uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns up to the daily return target.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the price of the Underlying ETF. At the close of the markets each trading day, the sub-adviser determines the type, quantity and mix of investment positions so that its exposure to price of the Underlying ETF is consistent with the Fund's investment objective. The impact of movements in the price of the Underlying ETF during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the price of the Underlying ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund's exposure may need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover. A "single day," "day" of "trading day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation.

The Fund will also invest in Collateral Investments. The Collateral Investments may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) investment companies registered under the 1940 Act that invest in high-quality securities, and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-adviser to be of comparable quality. Such Collateral Investments are designed to provide liquidity, or collateralize the Fund's investments in financial instruments. Cash and cash equivalents may include short-term Treasury bills, money market funds, demand deposit account, and commercial paper.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in, or provide exposure to, financial instruments that the Fund believes, that in combination, should produce daily returns consistent with the Fund's daily return objective.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Daily rebalancing and the compounding of each day's return over time means that the return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from three times (3x) or four times (4x) (based on respective Fund's target leverage) the price performance of the Underlying ETF for the same period. The Fund will lose money if the price performance of the Underlying ETF is flat over time, and the Fund can lose money regardless of the performance of the price of the Underlying ETF, as a result of daily rebalancing, the volatility of the price of the Underlying ETF, compounding of each day's return and other factors. See "Principal Investment Risks" below.

The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, the adviser, sub-adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF (and therefore the share price of the Underlying ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the adviser, sub-adviser, or their respective affiliates makes any representation as to the performance of the Underlying ETF.

THE FUND, the adviser, AND sub-adviser ARE NOT AFFILIATED WITH THE UNDERLYING ETF.

VegaShares 3x Long VT Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Vanguard Total World Stock ETF. Shares of Vanguard Total World Stock ETF (NYSE Arca, Inc.: VT) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Vanguard Total World Stock ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Vanguard Total World Stock ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world (the "Index"). The Index (FTSE Global All Cap Index), is a float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. Historically, the Index has significant exposure to companies in the United States.

VegaShares 3x Long VTI Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Vanguard Total Stock Market ETF. Shares of Vanguard Total Stock Market ETF (NYSE Arca, Inc.: VTI) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Vanguard Total Stock Market ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Vanguard Total Stock Market ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the performance of a benchmark index that measures the investment return of the overall stock market (the "Index"). The Index (CRSP US Total Market Index) represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks.

VegaShares 4x Long QQQ Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Invesco QQQ SharesSM. Invesco QQQ SharesSM (NASDAQ: QQQ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Invesco QQQ Trust, Series 1 (the issuing entity for Invesco QQQ SharesSM) can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Invesco QQQ SharesSM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Nasdaq-100 Index® (the "Index") is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. Historically, the Index has significant exposure to companies in the technology sector. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

VegaShares 4x Long SOXX Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for iShares Semiconductor ETF. The iShares Semiconductor ETF (NASDAQ: SOXX) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by iShares Semiconductor ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding iShares Semiconductor ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the NYSE Semiconductor Index (the "Index"), which measures the performance of the equity securities of the 30 largest U.S.-listed companies that are classified according to the ICE Uniform Sector Classification schema within the semiconductors industry (as determined by ICE Data Indices, LLC or its affiliates). Index constituents must also meet other eligibility criteria including minimum market capitalization and liquidity requirements. The Fund is deemed to be indirectly concentrated in the semiconductor industry through the Underlying ETF.

VegaShares 4x Long SPY Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for SPDR® S&P 500® ETF Trust. The SPDR® S&P 500® ETF Trust (NYSR Arca, Inc.: SPY) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by SPDR® S&P 500® ETF Trust can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding SPDR® S&P 500® ETF Trust may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the S&P 500® Index (the "Index"). The Index is a major U.S. stock market index tracking around 500 large, publicly traded companies across various sectors, weighted by their market value, serving as a key benchmark for overall market performance and the U.S. economy.

VegaShares 4x Long TLT Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for iShares 20+ Year Treasury Bond ETF. The iShares 20+ Year Treasury Bond ETF (NASDAQ: TLT) is registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by iShares 20+ Year Treasury Bond ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding iShares 20+ Year Treasury Bond ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the ICE® U.S. Treasury 20+ Year Bond Index (the "Index"). The Index is composed of U.S. Treasury bonds with remaining maturities greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System.

VegaShares 3x Long MAGS Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Roundhill Magnificent Seven ETF. Shares of the Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Roundhill Magnificent Seven ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Roundhill Magnificent Seven ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the companies comprising the "Magnificent Seven," a group of seven companies commonly recognized for their market dominance in technological innovation. As of December 31, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the Underlying ETF rebalances its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Underlying ETF will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalancing. Historically, the Index has significant exposure to companies in the technology sector. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

VegaShares 4x Long MAGS Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for Roundhill Magnificent Seven ETF. Shares of the Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by Roundhill Magnificent Seven ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding Roundhill Magnificent Seven ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the companies comprising the "Magnificent Seven," a group of seven companies commonly recognized for their market dominance in technological innovation. As of December 31, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the Underlying ETF rebalances its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Underlying ETF will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalancing. Historically, the Index has significant exposure to companies in the technology sector. To the extent the Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.

VegaShares 4x Long XLK Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the State Street® Technology Select Sector SPDR® ETF. Shares of the State Street® Technology Select Sector SPDR® ETF (NYSE Arca, Inc.: XLK) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the State Street® Technology Select Sector SPDR® ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the State Street® Technology Select Sector SPDR® ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Technology Select Sector Index (the "Index"). The Index is composed of securities of companies drawn from the S&P 500 that have been identified as Information Technology companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments, and components. The Index is based on a proprietary "modified market capitalization" methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund is deemed to be indirectly concentrated in the software and semiconductor and semiconductor equipment industries through the Underlying ETF.

VegaShares 4x Long IWM Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the iShares® Russell 2000 ETF. Shares of the iShares® Russell 2000 ETF (NYSE Arca, Inc.: IWM) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the iShares® Russell 2000 ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the iShares® Russell 2000 ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Russell 2000® Index (the "Index"). The Index is intended to represent the small-capitalization sector of the U.S. equity market. The Index is a subset of the Russell 3000 Index, which is intended to measure the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2000 smallest issuers in the Russell 3000 Index. Historically, the Index represented approximately 5% of the total market capitalization of the Russell 3000 Index.

VegaShares 3x Long GDX Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Gold Miners ETF. Shares of the VanEck® Gold Miners ETF(NYSE Arca, Inc.: GDX) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MarketVectorTM Global Gold Miners Index (the "Index"). The Index is intended to represent publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

VegaShares 4x Long GDX Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Gold Miners ETF. Shares of the VanEck® Gold Miners ETF(NYSE Arca, Inc.: GDX) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MarketVectorTM Global Gold Miners Index (the "Index"). The Index is intended to represent publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

VegaShares 3x Long GDXJ Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Junior Gold Miners ETF. Shares of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Junior Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Junior Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MVIS® Global Junior Gold Miners Index (the "Index"). The Index is intended to represent small-cap publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

VegaShares 4x Long GDXJ Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the VanEck® Junior Gold Miners ETF. Shares of the VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the VanEck® Junior Gold Miners ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the VanEck® Junior Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the MVIS® Global Junior Gold Miners Index (the "Index"). The Index is intended to represent small-cap publicly traded companies primarily involved in the gold and silver mining industry. The Index is a modified capitalization weighted, float-adjusted index. The Fund is deemed to be indirectly concentrated in the gold and silver mining industry through the Underlying ETF.

VegaShares 4x Long XLF Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the State Street® Financial Select Sector SPDR® ETF. State Street® Financial Select Sector SPDR® ETF (NYSE Arca, Inc.: XLF) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the State Street® Financial Select Sector SPDR® ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the State Street® Financial Select Sector SPDR® ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the Financial Select Sector Index (the "Index"). The Index is composed of securities of companies drawn from the S&P 500 that have been identified as financial companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: financial services, insurance, banks, capital markets, mortgage real estate investment trusts ("REITs"), and consumer finance. The Index is based on a proprietary "modified market capitalization" methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund is deemed to be indirectly concentrated in the financial services, banking, and capital markets industries through the Underlying ETF.

VegaShares 4x Long FXI Daily Target ETF

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the iShares® China Large-Cap ETF. iShares® China Large-Cap ETF (NYSE Arca, Inc.: FXI) are registered under the Securities Act of 1933, as amended. Information provided to or filed with the Securities and Exchange Commission by the iShares® China Large-Cap ETF can be located at the Securities and Exchange Commission's website at www.sec.gov. In addition, information regarding the iShares® China Large-Cap ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Underlying ETF is designed to produce returns, before fees and expenses, that track the FTSE China 50 Index (the "Index"). The Index is composed of securities of the 50 largest companies in the Chinese equity market that trade on the Stock Exchange of Hong Kong and are available to international investors. The Index is market capitalization weighted subject to certain limits on individual securities.

PRINCIPAL INVESTMENT RISKS

An investment in a Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that a Fund will be successful in meeting its investment objective. A Fund is not intended to be a complete investment program. The Funds share the following common principal investment risks, while Fund-specific risks are presented following the common risks.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Single Security Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from three times (3x) or four times (4x) (based on respective Fund's target leverage) the price performance of the Underlying ETF, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of the Underlying ETF reduces the amount of a shareholder's investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of the Underlying ETF increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase because the shareholder's investment has increased.

The effect of compounding becomes more pronounced as volatility of the price of the Underlying ETF and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of the Underlying ETF during the shareholder's holding period of an investment in the Fund. The chart below provides examples of how reference price volatility could affect the Fund's performance. The chart illustrates the impact of two factors that affect the Fund's performance: Underlying ETF price volatility and the price performance of the Underlying ETF. The price performance of the Underlying ETF shows the percentage change in the price of the Underlying ETF over the specified time period, while Underlying ETF price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) price volatility; (ii) price performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; and (v) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from three times (3x) or four times (4x) (based on respective Fund's target leverage) the performance of the price of the Underlying ETF.

3x Funds

As shown in the chart below, the 3x Fund would be expected to lose 17.1% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose 95.1% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than three times (3x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than three times (3x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Three Times (3x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

4x Funds

As shown in the chart below, the 4x Fund would be expected to lose [__]% if the price of the Underlying ETF did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of the Underlying ETF is 100%, the Fund would be expected to lose [__]% of its value, even if the cumulative change in the price of the Underlying ETF for the year was 0%. Areas shaded pink represent those scenarios where the Fund can be expected to return less than four times (4x) the change in the price of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than four times (4x) the change in the price of the Underlying ETF. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Daily Correlation/Tracking Risk" above.

One Year Price Performance	Four Times (4x) One Year Price Performance	(Re-calculate) Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-240%	[-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-200%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-160%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-120%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-80%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-40%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	40%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	80%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	120%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	160%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	200%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	240%	297.5%	239.6%	93.5%	-24.2%	-79.6%]

The table below presents each Fund's respective Underlying ETF's return and annualized historical volatility rate measures for periods ended December 31, 2025 or a period within this the five-year period. Volatility for a shorter period of time may have been substantially higher than the volatility presented below. Historical Underlying Security volatility and performance are not indications of what Underlying ETF volatility and return performance will be in the future.

Fund	Underlying ETF	Five-year annualized historical volatility rate	Highest volatility rate for any one calendar year	Five-year annualized historical return
VegaShares 3x Long VT Daily Target ETF	Vanguard Total World Stock ETF (NYSE, Arca, Inc.: VT).
VegaShares 3x Long VTI Daily Target ETF	Vanguard Total Stock Market ETF (NYSE Arca, Inc.: VTI).
VegaShares 4x Long QQQ Daily Target ETF	Invesco QQQ SharesSM (NASDAQ: QQQ®).
VegaShares 4x Long SOXX Daily Target ETF	iShares Semiconductor ETF (NASDAQ: SOXX).

Fund	Underlying ETF	Five-year annualized historical volatility rate	Highest volatility rate for any one calendar year	Five-year annualized historical return
VegaShares 4x Long SPY Daily Target ETF	SPDR® S&P 500® ETF Trust (NYSE Arca, Inc.: SPY).
VegaShares 4x Long TLT Daily Target ETF	iShares 20+ Year Treasury Bond ETF (NASDAQ: TLT).
VegaShares 3x Long MAGS Daily Target ETF	Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).
VegaShares 4x Long MAGS Daily Target ETF	Roundhill Magnificent Seven ETF (Cboe BZX Exchange, Inc.: MAGS).
VegaShares 4x Long XLK Daily Target ETF	State Street® Technology Select Sector SPDR® ETF (NYSE Arca, Inc.: XLK).
VegaShares 4x Long IWM Daily Target ETF	iShares® Russell 2000 ETF (NYSE Arca, Inc.: IWM).
VegaShares 3x Long GDX Daily Target ETF	VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).
VegaShares 4x Long GDX Daily Target ETF	VanEck® Gold Miners ETF (NYSE Arca, Inc.: GDX).

Fund	Underlying ETF	Five-year annualized historical volatility rate	Highest volatility rate for any one calendar year	Five-year annualized historical return
VegaShares 3x Long GDXJ Daily Target ETF	VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).
VegaShares 4x Long GDXJ Daily Target ETF	VanEck® Junior Gold Miners ETF (NYSE Arca, Inc.: GDXJ).
VegaShares 4x Long XLF Daily Target ETF	State Street® Financial Select Sector SPDR® ETF (NYSE Arca, Inc.: XLF).
VegaShares 4x Long FXI Daily Target ETF	iShares® China Large-Cap ETF (NYSE Arca, Inc.: FXI).

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Whipsaw Markets Risk. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. "Whipsaw" describes a situation where a security's price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of the Underlying ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the price performance of the Underlying ETF increases on days when the price of the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund's ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund's correlation to the price performance of the Underlying ETF.

Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Swaptions Risk. When the Fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the swaption expire unexercised. Even if the reference security or other asset or index linked to the swap increases in value, the swaption may not increase in value as much as anticipated. Swaption prices are also sensitive to changes in interest rates and the volatility of the reference security.

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the sub-adviser may not produce the intended results and may negatively impact Fund performance.

Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.

High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Other Leveraged ETFs Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

•	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

•	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

•	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

•	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

VegaShares 3x Long VT Daily Target ETF

Country and Regional Risk. World events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Underlying ETF may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country and regional risk is especially high in emerging markets.

Emerging Markets Risk. Stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.

Currency Risk. The value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

VegaShares 3x Long VTI Daily Target ETF

Small- and Mid-Capitalization Risk. The earnings and prospects of small- to mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

VegaShares 4x Long QQQ Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Concentration Risk. The Underlying ETF's assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long SOXX Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the semiconductor sector. The performance of the Underlying ETF, and consequently the Fund's performance, is subject to the risks of the semiconductor sector. The Underlying ETF's performance may be affected by issuers' ability to identify new products, technologies or services, global competition and business conditions, dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying ETF may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (presently, semiconductors and semiconductor equipment). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long SPY Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the information technology sector. The performance of the Underlying ETF, and consequently the Fund's performance, is subject to the risks of the information technology sector. The Underlying ETF's performance may be affected by issuers' ability to identify new products, technologies or services, global competition and business conditions, dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying ETF may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

VegaShares 4x Long TLT Daily Target ETF

Interest Rate Risk. The Underlying ETF has significant exposure to long-term US Treasury bonds. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect performance. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying ETF.

U.S. Treasury Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities may fluctuate. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal. U.S. Treasury obligations differ from other securities and may provide relatively lower returns than other securities.

VegaShares 3x Long MAGS Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.

◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets may become concentrated in a industry or related group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long MAGS Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.

◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets may become concentrated in a industry or related group of industries to reflect its refence Index's allocation. Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long XLK Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

◦	Semiconductors Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability.

◦	Software Risk. Companies in the software business are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

◦	Technology Hardware Risk. Technology hardware companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components, rapid product obsolescence, and frequent new product introductions.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (presently, software and semiconductor and semiconductor equipment industries). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long IWM Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the financial, healthcare, and industrial sectors. The Fund is likely to be more adversely affected by any negative performance of these sectors than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the sectors above could have a major effect on the value of the Fund's investments.

o	Financial Services Risk. Financial sector companies are exposed to: (i) risk factors outside their control that may impair financial condition, (ii) burdensome regulatory rule changes, (iii) rising interest rates that may have a significant impact on earnings, (iv) default risk on non-diversified loan portfolios, (v) credit risk of investments, and (vi) increased competition.

o	Healthcare Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement, rising costs of medical products and services, pricing pressure, expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims.

o	Industrial Risk. Industrial companies face supply chain and distribution disruptions, business interruptions, product obsolescence, cyber attacks, trade disputes, liability claims, scarcity of materials, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes.

VegaShares 3x Long GDX Daily Target ETF

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

VegaShares 4x Long GDX Daily Target ETF

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

VegaShares 3x Long GDXJ Daily Target ETF

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Small- Capitalization Risk. The earnings and prospects of small-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

VegaShares 4x Long GDXJ Daily Target ETF

Gold and Silver Mining Risk. The Underlying ETF has significant exposure to companies in the gold and silver mining industries. The Fund is likely to be more adversely affected by any negative performance of these industries than funds that have more diversified holdings across a larger number of sectors. Market or economic factors impacting companies in the industries above could have a major effect on the value of the Fund's investments. Gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of metal investments.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (gold and silver mining). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

Canadian Issuer Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources such as gold and silver. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada's largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Trade agreements may further increase Canada's dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Underlying ETF's shares. In addition, certain sectors of Canada's economy may be subject to foreign ownership limitations. This may negatively impact the ability to invest in Canadian issuers.

Small- Capitalization Risk. The earnings and prospects of small-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

VegaShares 4x Long XLF Daily Target ETF

Sector Risk. The Underlying ETF has significant exposure to companies in the financial sector. The Fund is likely to be more adversely affected by any negative performance of the financial sector than funds that have more diversified holdings across a number of sectors. Financial services companies are subject to extensive governmental regulation, which limits their types of loans and other financial commitments, interest rates, activities, pricing, and capital requirements. Profitability depends on the cost of capital funds, interest rates change, and competition. In addition, deterioration of the credit markets negatively affects a wide range of financial institutions. Certain events may cause an unusually high degree of volatility in the financial markets and cause financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when asset valuations decline or capital is diluted by the issuance of debt or equity. Credit losses can negatively impact the sector. Insurance companies may be subject to disruptive severe price competition. Adverse economic, business or political developments could adversely affect mortgage finance or other lending or investing activities connected to the value of real estate.

Concentration Risk. The Underlying ETF's assets are concentrated in a particular sector or sectors or industry or group of industries to reflect its refence Index's allocation (financial services, banking, and capital markets). Securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. Concentration in a particular sector or sectors or industry or group of industries, is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact returns to a greater extent than if assets were invested in a wider variety of securities.

VegaShares 4x Long FXI Daily Target ETF

China Risk. China may be subject to considerable degrees of economic, political and social instability. The Chinese government's control over certain sectors and enterprises and significant regulation of investment and industry are pervasive. Chinese authorities can intervene in a company's operations and structure. Chinese markets experience inefficiency, a lack of publicly available information, political and social instability and may be subject to volatility from governmental influence. Internal social unrest or confrontations with other countries may disrupt China's economy and currency value. Incidents involving China's or the region's security may adversely affect the Chinese economy and markets and the Fund's investments.

The Chinese economy is subject to trading risk. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy.

Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. Information about the Chinese securities may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Currency Risk. Chinese securities are denominated and traded in renminbi ("RMB"), Because the Fund's NAV is determined in U.S. dollars, the NAV could decline if the RMB depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. The RMB is not freely tradable and is subject to government control. In general, currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning.

Portfolio Holdings Disclosure: A description of each Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information ("SAI").

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Manager-of-Managers Order

VegaShares ETF Trust and the adviser will file an exemptive application with the SEC that if granted, would permit the adviser, with the Board of Trustees approval, to enter into sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. The exemptive order would permit the adviser, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval if the adviser and the Board of Trustees believe such action will benefit the Fund and its shareholders

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Vega Capital Partners LLC, located at 330 Spring St., # 4B, New York, NY 10013 serves as the investment adviser to the Fund. The adviser is a Delaware limited liability company formed in 2025 to provide investment advisory services to registered investment companies. As the adviser is recently formed, VegaShares ETF Trust is its only client.

The adviser is responsible for the Fund's investment operations and its business affairs. Pursuant to an investment advisory agreement between the Trust and the adviser with respect to the Fund ("Investment Advisory Agreement") and subject to the general oversight of the Board, the adviser provides or causes to be furnished all supervisory and other services reasonably necessary for the operation of the Fund, including audit, portfolio accounting, legal, transfer agency, custody, printing costs, administrative services, distribution services, shareholder and other non-distribution-related services under what is essentially an all-in unitary fee structure. Under the Investment Advisory Agreement, the adviser has agreed to pay all expenses incurred by the Fund except for the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board.

The adviser is paid a monthly unitary management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.[_]%.

Sub-adviser. [_____________] serves as sub-adviser to the Funds. [_________________]

Portfolio Manager(s). The following individual is primarily responsible for the day-to-day management of the Fund's portfolio.

Disclosure Regarding Advisory Agreement and Sub-Advisory Agreement Approval. A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the Fund, including the Board's conclusions with respect thereto, will be available in the Fund's first shareholder report included in Form N-CSR. You may obtain a copy of the Fund's shareholder reports, without charge, upon request to the Fund.

BOARD OF TRUSTEES

The Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on May 5, 2025. The Board supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund's business affairs.

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the "Administrator" or the "Transfer Agent"), 615 East Michigan Street, Milwaukee, WI 53202 serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services provided to the Fund by the Administrator include: (i) providing office space, equipment and officers and clerical personnel, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

DISTRIBUTOR

Foreside Financial Services, LLC, serves as the principal underwriter of the Fund's shares and serves as the exclusive agent for the distribution of the Fund's shares. The Distributor may, in its discretion, and shall, at the request of the Trust, enter into agreements with such qualified broker-dealers and other financial intermediaries as it may select in order that such broker-dealers and other intermediaries also may sell shares of the Fund. Under an ETF distribution agreement with the Distributor, the Distributor offers shares on a continuous, commercially reasonable efforts basis.

INVESTING IN THE FUND

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of the Fund's portfolio securities are based on the securities' closing prices on their local principal markets, where available. The adviser serves as valuation designee of the Board to manage fair value pricing. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the adviser, in accordance with the adviser's valuation policies and procedures approved by the Board. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its Shares, the value of the Fund's portfolio securities may change on days when the Fund shareholder will not be able to purchase or sell his or her Shares.

Buying and Selling Exchange-Traded Shares

Authorized Participants (AP)

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company ("DTC") participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

An Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Investors

Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund's shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund's website www.VegaSharesETFs.com.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC's participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended ("Securities Act"), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

VegaShares (name of ETF)

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(800) 617-0004

Dealers

VegaShares (name of ETF)

c/o Foreside Financial Services, LLC

190 Middle Street, Suite 301

Portland, Maine 04101

Telephone: 207-553-7100

DISTRIBUTION OF SHARES

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act that allows it to pay for certain expenses related to the distribution of its shares ("12b-1 fees"), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of Fund shares.

In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FREQUENT TRADING POLICIES

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares ("market timing") activities by the Fund's shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income, if any, to its shareholders as dividends daily and its net realized capital gains at least annually.

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid "Buying a Dividend"

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares its annual capital gains distribution is sometimes known as "buying a dividend."

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

FEDERAL TAXES

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders at least annually and net capital gains, if any, at least annually. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund's net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as "qualified dividend income" are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. "Qualified dividend income" generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their "net investment income," which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares' NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant's aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant's basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing "wash sales" (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section "Tax Information" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

DISCLAIMERS

Shares of a Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to each Fund's Shares. Information about the Funds can be reviewed on the EDGAR database at the SEC's website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Funds, which has been filed with the SEC, provides more information about the Funds. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about each Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders including tailored shareholder reports. In each Fund's annual tailored shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can also obtain information about the Funds by calling at no cost 1(800) 617-0004.

Investment Company Act file no. 811-24094.

THE INFORMATION IN THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

#	VegaShares Fund	Ticker Symbol
1	VegaShares 3x Long VT Daily Target ETF	[___]
2	VegaShares 3x Long VTI Daily Target ETF	[___]
3	VegaShares 4x Long QQQ Daily Target ETF	[___]
4	VegaShares 4x Long SOXX Daily Target ETF	[___]
5	VegaShares 4x Long SPY Daily Target ETF	[___]
6	VegaShares 4x Long TLT Daily Target ETF	[___]
7	VegaShares 3x Long MAGS Daily Target ETF	[___]
8	VegaShares 4x Long MAGS Daily Target ETF	[___]
9	VegaShares 4x Long XLK Daily Target ETF	[___]
10	VegaShares 4x Long IWM Daily Target ETF	[___]
11	VegaShares 3x Long GDX Daily Target ETF	[___]
12	VegaShares 4x Long GDX Daily Target ETF	[___]
13	VegaShares 3x Long GDXJ Daily Target ETF	[___]
14	VegaShares 4x Long GDXJ Daily Target ETF	[___]
15	VegaShares 4x Long XLF Daily Target ETF	[___]
16	VegaShares 4x Long FXI Daily Target ETF	[___]

Principal U.S. Listing Exchange for the Funds

[______]

Each a series of the VegaShares ETF Trust

[______], 2025

Preliminary Statement of Additional Information

This Preliminary Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Preliminary Prospectus of each of the Funds listed above dated [_______], 2025 ("Prospectus").

References to the Investment Company Act of 1940, as amended, or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission ("SEC"), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

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GENERAL DESCRIPTION OF THE TRUST

The VegaShares ETF Trust (the "Trust") is an open-end management investment company. The Trust consists of separate investment portfolios. The Funds are each a non-diversified management investment company under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the ("1940 Act"). The Funds are actively managed. The Trust was organized as a Delaware statutory trust on May 5, 2025. The Trust is governed by its Board of Trustees (the "Board"). The offering of Fund shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Funds may issue an unlimited number of shares of beneficial interest ("Shares"). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. The Board may start other series and offer shares of a new fund under the Trust at any time. Vega Capital Partners LLC (the "Adviser") acts as investment adviser to the Funds. [_____] acts as investment sub-adviser to the Funds.

Each Fund is an exchange traded fund ("ETF"). The Funds offer and issue Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). Each Fund generally offers and issues Shares in exchange for the deposit or delivery of cash ("Deposit Cash"). The Trust reserves the right to, in certain circumstances, permit or require the exchange of Creation Units partially or solely for securities in the respective Fund's portfolio ("Deposit Securities"). Shares of the Funds will be listed on [__________] (the "Exchange") and trade on the Exchange at market prices that may differ from the Shares' NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities or Deposit Cash (collectively, the "Fund Deposit"), as set forth in the Participant Agreement (as defined below). The Funds reserve the right to offer creations and redemptions of Shares for cash. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission ("SEC") applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers' commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

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INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus under the headings "Principal Investment Strategies" with respect to the Fund, "Principal Investment Risks" with respect to the Fund and "Additional Information About Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General Considerations and Risks

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

The Adviser, with respect to the Funds, may file with the National Futures Association ("NFA") a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended ("CEA"), and the rules of the Commodity Futures Trading Commission ("CFTC") promulgated thereunder, with respect to each Fund's operations. Therefore, the Funds and the Adviser would not be subject to registration or regulation as a commodity pool or CPO under the CEA. If a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

The following risks apply to the Funds, but are presented in the singular for ease of presentation.

Active Management Risk

The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

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Authorized Participant Concentration

Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund's prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Costs of Buying or Selling Shares Risk

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Borrowing Generally

The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulation from time to time. This means that, in general, the Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund's total assets. The Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund's total assets.

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary purposes. Any borrowings for non-temporary purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

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The Fund also may enter into certain transactions that can be viewed as constituting a form of borrowing or financing transaction by such Fund. Borrowing will tend to exaggerate the effect on the Fund's NAV of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing Through Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest, and principal payments, as well as dividends. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return that may be in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and are viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Reverse purchase transactions are considered by the SEC to be borrowings by the Fund under the 1940 Act or a form of derivative governed by Rule 18f-4.

Equity Securities

Equity securities include common stocks, preferred stocks, and securities convertible into common stocks, such as convertible securities, warrants, rights, and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which investment companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

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Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

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Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. Rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

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Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended (the "Code"), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Counterparty Credit Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments exposes the Fund to risks that are different than those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment. While swap agreements are exempt from the automatic stay provisions of the U.S. Bankruptcy Code, delays in receiving final payments could nonetheless result. Counterparties may have significant exposure to the same borrowers and other counterparties, with the result that a counterparty's inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to entities with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.

Credit Risk

Credit risk is the risk that the Fund could lose money if an issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer's credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings. A credit-rating agency downgrade of a security below its rating at the time of purchase will tend to reduce the value of the security.

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Cybersecurity and Disaster Recovery Risks

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund's operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund's website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund's systems.

Cybersecurity failures or breaches by the Fund's third party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers' and the Fund's business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund's NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund's investment in such securities to lose value.

Custody Risk

Less developed markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories.

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Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Fund's possible use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying indicator, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

The SEC adopted new regulations governing the use of derivatives by registered investment companies ("Rule 18f-4"). Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into, and if the Fund's use of derivatives is more than a limited specified exposure amount, requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Tax Risk of Derivatives

The Fund may invest in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund's distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to market or straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

Derivatives Regulatory Risk

The burdens of derivatives regulation may increase and have adverse consequences which may arise from changes in laws, regulations, or regulatory oversight affecting derivatives users and suppliers. New legislation or amendments to existing rules may significantly impact derivatives trading volume, valuation practices, and reporting requirements. Shifts in regulator supervision of derivatives markets or regulatory interpretation of existing regulations may lead to legal uncertainty and compliance difficulties. More restrictive regulations by foreign authorities may dampen access to derivatives from international counterparties or access to foreign exchanges. Increased capital requirements, changes to mandatory clearing and exchange trading requirements, increased reporting obligations, and lower position limits can alter market structure, instrument access, and reduce liquidity.

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Foreign Currency Transactions

Foreign Currencies

The Fund may invest directly and indirectly in foreign currencies. The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. When used for hedging purposes, forward currency contracts tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

•	Inflation. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.
•	Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.
•	Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.
•	Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debts.
•	Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.
•	Government Control. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund's NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on Shares of the Fund will be based on changes attributable to fluctuations in the NAV of such Shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the Shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

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The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments

The Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter ("OTC") options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps may be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund or an underlying fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

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Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund, for hedging, will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the Code.

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Forward Contract Risk

Forward contracts involve the purchase or sale of a specific quantity of a security at a specified price, with delivery and settlement at a specified future date. Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.

Exchange-Traded Product Risk

The Fund may invest in certain ETPs. Through its positions in ETPs, the Fund generally will be subject to the risks associated with such vehicle's investments, or reference assets/benchmark components in the case of ETNs, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease. Certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits. The ETPs in which the Fund may invest are pooled investment vehicles that are not registered pursuant to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act including the investor protections afforded by the 1940 Act. Under normal market conditions, the Fund will purchase shares of or interest in ETPs in the secondary market. When the Fund invests in an ETP (except an ETN), in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the ETP's expenses (including operating costs and management fees). Because ETNs are debt securities and not pools of securities, the Fund pays a specific investor fee for its investments in ETNs. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an ETP.

Fixed Income Securities

The Fund may invest in fixed income securities. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect an investing Fund's NAV. Additional information regarding fixed income securities is described below.

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Duration

Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Creditor Liability and Participation on Creditors' Committees

Generally, when the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If the Fund is a creditor of an issuer it, may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when its Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund. Further, the Adviser has the authority to represent the Trust, or its Fund, on creditors committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Variable and Floating Rate Securities

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

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Bank Obligations

Bank obligations may include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third-party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets. Subject to the Trust's limitation on concentration, as described in the "Investment Restrictions" section below, there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Debt Securities

Fixed income securities are debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date, as discussed above. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

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Corporate Debt Securities

The Fund may invest in corporate debt securities representative of one or more high yield bond or credit categories, which may change from time to time. Selection will generally be dependent on independent credit analysis or fundamental analysis performed by the Adviser. The Fund may invest in all grades of corporate debt securities, including below investment-grade securities, as discussed below. The Fund also may invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Below Investment-Grade Debt Securities

The Fund may invest in below investment-grade securities. Below investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or ("Moody's") lower than BBB- by Standard & Poor's ("S&P")) or are determined to be of comparable quality by the Fund's Adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

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The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, its Adviser will monitor the investment to determine whether continued investment in the security is in the best interest of shareholders.

Unrated Debt Securities

The Fund may invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Commercial Paper

The Fund may invest in commercial paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury may have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

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If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Fluctuation of Net Asset Value

The NAV of the Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for Shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above the NAV of the Shares. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identify to, the same forces influencing the prices of the stocks of the Fund's Index trading individually or in the aggregate at any point in time.

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Foreign Securities

An investment in the Fund may involve risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments and changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund may also involve certain risks and considerations not typically associated with investing in the Fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

ADRs, GDRs and EDRs

The Fund may purchase equity securities of non-U.S. issuers. To the extent the Fund invests in equity securities of non-U.S. issuers, certain of the Fund's investments in such securities may be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

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The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that the Adviser deems illiquid at the time of purchase or for which pricing information is not readily available. In general, Depositary Receipts must be sponsored, but the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Emerging Markets

Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market securities may also affect the Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

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Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political and social instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Fund's income and, in some cases, capital gains from foreign securities, if any, will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

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In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Futures and Options

The Fund may enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures or options for speculative purposes. The Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Fund may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices.

Risk of Futures and Options

There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts, if any, in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

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There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the futures commission merchant ("FCM") with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to its index if the index underlying the futures contract differs from the Fund's index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Fund may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Some futures contracts are traded on organized exchanges regulated by the SEC or CFTC, and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the CFTC and must be executed through a FCM, which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

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Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in an account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, if the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, if the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

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In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

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Successful use of futures by the Fund is subject to the Adviser's ability to predict correctly movements in the direction of the market. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

With respect to futures contracts that are contractually required to "cash-settle," the Fund maintains liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value.

Options

The Fund may invest in put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails risk greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

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The Fund's obligation to sell subject to a call option written by it, or to purchase a security or currency subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency or liquidate the assets until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Options on Futures Contracts

The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option becomes contractually obligated to take the opposite futures position specified in the option.

Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund.

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The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

The Fund's use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writer of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the writer were required to take such a position, it could bear substantial losses. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the "strike price," less the premium received from writing the put.

U.S. Federal Tax Treatment of Futures Contracts

The Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts or options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts or options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or options contracts to the extent of any unrecognized gains on related positions held by the Fund.

In order for the Fund to continue to qualify for U.S. federal income tax treatment as a "regulated investment company" under Section 851 of the Code, at least 90% of the Fund's gross income for a taxable year must be derived from qualifying sources, including, dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts or options contracts will be considered gain from the sale of securities and, therefore, will be qualifying income for purposes of the 90% requirement.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions and certain options contracts. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised on the nature of the distributions.

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Geographic Concentration Risk

The Fund may be susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund's net asset value may be more volatile than a more geographically diversified fund.

Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. The Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, a fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities in lower-yielding securities. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity.

Interest Rate Risk

The values of fixed rate debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Shares. Interest rate risk is generally greater for investments with longer maturities. Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Higher than expected inflation rates will tend to cause a rise in interest rates.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

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Leverage

Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund's principal amount invested. Leverage can magnify the Fund's gains and losses and, therefore, increase its volatility. There is no guarantee that the Fund's leveraging strategy, if any, will be successful. The Fund cannot guarantee that the use of leverage will produce a high return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet pledged asset segregation requirements. Under the 1940 Act, a Fund is permitted to borrow from a bank up to 33 1/3% of its total net assets for short-term or emergency purposes. The Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a RIC for purposes of the Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increases the risks associated with investing in the Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's NAV to increase more sharply than it would have had the Fund not been leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not been leveraged. The Fund may incur additional expenses in connection with borrowings.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., Section 3(c)(1) and (7) funds because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

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Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is not a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (a) is not traded flat or in default as to principal and interest, and (b) is rated in one of the two highest rating categories by at least two NRSRO or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser or Sub-Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Liquidity Risk

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such securities at a fair price at the time the Adviser believes it is desirable to do so. In addition, the Fund's investments in ETNs, if any, and certain other ETPs, if any, may be subject to restrictions on the amount and timing of any redemptions. The Fund's investments in such securities may restrict the Fund's ability to take advantage of other market opportunities and adversely affect the value of the Fund's portfolio holdings. The Fund's investments in certain ETPs, if any, also may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules.

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Management Risk

The Fund is subject to the risk that the Adviser's investment strategy may not produce the intended results.

Market Risk

An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting the securities markets generally or a specific issuer or market. The Fund is subject to the risk that the Adviser's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Market Trading Risk

The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to the Fund's NAV.

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Absence of Prior Active Market

While the Fund's Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. The Distributor does not maintain a secondary market in Shares.

Trading Issues

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

National Closed Market Trading Risk

To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund's Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

Operational Risk

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. While the Fund's service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in determining priorities, making personnel decisions, and using available resources to determine the effectiveness of relevant controls. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures cannot address every possible risk and may be inadequate for those risks that they are intended to address.

Portfolio Turnover Risk

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Recent Market Conditions

The performance of the Fund is subject to general market conditions. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks' interest rate increases, the possibility of a national or global recession, trade tensions, political events, the wars between Russia and Ukraine, Israel and Hamas, and Israel Hezbollah, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.

Repurchase Agreements

A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

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In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two NSROS, or, if unrated, determined to be of comparable quality by the Adviser. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation.

Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities that are rated in the highest two short-term credit rating categories by at least one NRSRO or, if unrated, deemed by the Adviser to be of equivalent quality.

Repurchase agreements pose certain risks for the Fund if it utilizes them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Sector Risk

Sector risk is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market.

Securities Lending

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

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Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or under abnormal market conditions. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by Standard & Poor's Financial Services LLC, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swaps

OTC swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although OTC swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of such swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and SEC recently defined as "swaps" and "security-based swaps," respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction.

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In such an event, the central counterparty would void the trade. Before the Fund can enter into a new trade, market conditions may become less favorable to the Fund.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect the Fund's ability to enter into swap agreements and the costs and risks associated with such investments.

Tax Risk

The Fund may invest in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund's distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. The use of derivatives, such as call options, may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund's ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Underlying Investment Companies

Investments in closed-end investment companies, exchange traded funds and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. The Fund intends to limit its investments in accordance with Section 12(d)(1) of the 1940 Act or as permitted by Rule 12d1-1, Rule 12d1-3 and Rule 12d1-4. Among other things, Section 12(d)(1) would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund (the 3% Limitation"); and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same adviser. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funs bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

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The Fund also intend to rely on Section 12(d)(1)(F) under the 1940 Act which in conjunction with one another allow registered investment companies (such as the Fund) to exceed the 5% and 10% Limitations, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority ("FINRA") for funds of funds, and the registered investment company "mirror votes" any securities purchased pursuant to Section 12(d)(1)(F). The Fund may rely on Rule 12d1-4 to exceed the 3%, 5%, and 10% Limitations, subject to the conditions of Rule 12d1-4.

Investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. Due to legal limitations the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of the Fund's assets in any single such investment company, and (3) investing more than 10% of the Fund's assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the Fund. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based. The Fund may also rely upon Rule 12d1-4 which under certain circumstances allows the Fund to exceed the 3%, 5%, and 10% limitations described above.

Without regard to the aforementioned Section 12(d)(1) of the 1940 Act limitations, the Fund may rely on Section 12(d)(1)(E) of the 1940 Act, which allows a fund (i.e., the feeder fund) to invest substantially all of its assets in the securities of another investment company (i.e., the master fund). This is referred to as a master-feeder structure. To comply with Section 12(d)(1)(E) of the 1940 Act, a feeder fund is only permitted to invest in shares of the applicable master fund and cash. Accordingly, the feeder fund will transact in cash or in-kind solely for master fund shares, and will not effectuate in-kind transactions directly with the master fund involving portfolio holdings of the master fund.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Investment Companies voted by the Fund, registered in the name of the Funds, will have the following voting instructions typed on the proxy form: "Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company."

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Shareholders should carefully consider this two-tiered investment approach. For example, other investment companies or other institutional investors may invest in the master fund on the same terms and conditions as the feeder fund. As with traditionally structured funds which have large investors, the actions of these investment company and institutional investors (or other large investors) may have a material effect on other investors in a master fund, including a feeder fund. For example, if a large investor withdraws from a master fund, the master fund may incur increased gains or losses or other costs or there may be adverse impacts on the market price, bid-ask spreads and premium/discounts of the master fund's shares which may negatively impact a feeder fund.

The investment objective of the master fund and feeder fund may be changed without approval of the shareholders. A feeder fund may withdraw its investment in a master fund at any time, including in connection with the feeder fund's intention to only make one payment of any dividend or other income distribution to shareholders each year. In addition, a feeder fund may change the master fund in which it invests or otherwise change its investment strategy such that it no longer operates as a feeder fund within a master-feeder structure.

Business Development Companies ("BDCs")

To qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the SEC and have elected to be regulated as a BDC under the 1940 Act. BDCs are a type of closed-end fund regulated under the 1940 Act, which typically invest in and lend to small-and medium-sized private companies that may lack access to public equity markets for capital raising or thinly traded U.S. public companies. Under the 1940 Act, BDCs must invest at least 70% of the value of their total assets in certain asset types, which are typically the securities of private U.S. businesses. Additionally, BDCs must make available significant managerial assistance to the issuers of such securities. BDCs are not taxed on income distributed to shareholders provided they qualify as a regulated investment company under the Code. The Fund will indirectly bear their proportionate share of any management and other expenses charged by the BDCs in which it invests.

Risk of Investing in BDCs

Because BDCs typically invest in small and medium-sized companies, a BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are also subject to management risk, including management's ability to meet the BDC's investment objective, and management's ability to manage the BDC's portfolio during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change.

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BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC's incentive fee may be very high, vary from year to year and be payable even if the value of the BDC's portfolio declines in a given time period. Incentive fees may create an incentive for a BDC's manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC's manager to use leverage to increase the return on the BDC's investments. Any incentive fee payable by a BDC that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest income, it is possible that accrued interest income previously included in the calculation of the incentive fee will become uncollectible. A BDC's manager may not be obligated to reimburse the BDC's shareholder for any part of the incentive fee it received that was based on accrued interest income that was never received as a result of a subsequent default, and such circumstances would result in the BDC's shareholders (including the Fund) paying an incentive fee on income that was never received by the BDC. Such incentive fees may also create an incentive for a BDC's manager to make investments in securities with deferred interest features. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage ratio of total assets to total senior securities equals at least 150% after such incurrence. These limitations on asset mix and leverage may affect the way that the BDC raises capital. BDCs compete with other entities for the types of investments they make, and such entities are not necessarily subject to the same investment constraints as BDCs.

To comply with provisions of the 1940 Act and SEC regulations thereunder, the adviser may be required to vote BDC shares in the same general proportion as shares held by other shareholders of the BDC.

To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Code, the BDCs in which the Fund invests must meet certain source-of-income, asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a regulated investment company, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC's net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund.

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Open-End Investment Companies

The Fund and any "affiliated persons," as defined by the 1940 Act may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund's ability, respectively, to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are often passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Actively managed ETFs do not seek to track the performance of a particular market index. Additionally, some ETFs are unit investment trusts. Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 25,000 or 10,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

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Closed-End Investment Companies

The Fund may invest its assets in closed-end investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on, for example, the NYSE, or the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders.

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The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

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The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On September 8, 2017, following passage by Congress, the President of the United States signed the Continuing Appropriations Act, 2018 and Supplemental Appropriations for Disaster Relief Requirements Act, 2017, which suspends the statutory debt limit through December 8, 2017. On January 22, 2018, Congress passed a short-term funding measure to allow legislators until February 8, 2018 to negotiate a longer-term solution. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Valuation Risk

The sale price the Fund could receive for a security may differ from the Fund's valuation of the security, particularly for securities or assets that trade low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Warrants and Subscription Rights

Warrants are equity securities in the form of options issued by a corporation which give the holder the right to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. A purchaser takes the risk that the warrant may expire worthless because the market price of the common stock fails to rise above the price set by the warrant.

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When-Issued Securities, Delayed-Delivery and Forward Commitment Securities

A when-issued, delayed-delivery or forward commitment security is one whose terms are available and for which a market exists, but which have not been issued. If the Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into when-issued, delayed-delivery or forward commitment transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company's index membership.

INVESTMENT RESTRICTIONS AND POLICIES

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed without the approval of the holders of a majority of the respective Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.	A Fund may not make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;

2.	A Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	A Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	A Fund may not purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

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5.	A Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act, in the disposition of restricted securities or in connection with its investments in other investment companies;

6.	A Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

7.	Except as noted below, each Fund will not "concentrate" its investments in a particular industry or group of industries; provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund's investments in: (I) (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; and (II) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents.

A.	VegaShares 4x Long QQQ Daily Target ETF: to the extent its Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.
B.	VegaShares 4x Long SOXX Daily Target ETF: is deemed to be indirectly concentrated in the semiconductor industry through its Underlying ETF.
C.	VegaShares 3x Long MAGS Daily Target ETF: to the extent its Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.
D.	VegaShares 4x Long MAGS Daily Target ETF: to the extent its Underlying ETF is concentrated, the Fund is deemed to be indirectly concentrated through the Underlying ETF.
E.	VegaShares 4x Long XLK Daily Target ETF: is deemed to be indirectly concentrated in the software and semiconductor and semiconductor equipment industries through its Underlying ETF.
F.	VegaShares 3x Long GDX Daily Target ETF: is deemed to be indirectly concentrated in the gold and silver mining industry through its Underlying ETF.

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G.	VegaShares 4x Long GDX Daily Target ETF: is deemed to be indirectly concentrated in the gold and silver mining industry through its Underlying ETF.
H.	VegaShares 3x Long GDXJ Daily Target ETF: is deemed to be indirectly concentrated in the gold and silver mining industry through its Underlying ETF.
I.	VegaShares 4x Long GDXJ Daily Target ETF: is deemed to be indirectly concentrated in the gold and silver mining industry through its Underlying ETF.
J.	VegaShares 4x Long XLF Daily Target ETF: is deemed to be indirectly concentrated in the financial services, banking, and capital markets industries through its Underlying ETF.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

With respect to fundamental investment restriction #2 above, if a Fund's asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

BOARD OF TRUSTEES OF THE TRUST

The Board consists of four Trustees, one of whom is an interested person Trustee. The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation and business affairs of the Trust.

The Board believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees' ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust's other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each member's character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person's willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each "Independent Trustee," such Trustee's status as not being an "interested person" (as defined in the 1940 Act) of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee.

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References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth in the tables below.

The Board is also responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee may meet with the Adviser, as appropriate, to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund's performance and the Fund's investments, including, for example, portfolio holdings schedules.

Board Risk Oversight

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund or Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund's independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

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From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Fund is led by Mr. Wong as Chairman of the Board. Mr. Wong is considered an interested person because he is a Managing Partner of the Adviser. The Trustees elected Mr. Wong Chairman on October 17, 2025. The Board of Trustees is comprised of Mr. Wong ("Interested Trustee") and three Independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Amended Declaration of Trust and Bylaws, the Chairman and President are responsible, generally, for (a) presiding at board and shareholder meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Fund policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Fund believes it best to have more than a single leader so as to be seen by shareholders, business partners and other stakeholders as providing strong leadership through a depth of leadership. The Fund believes that its Chairman and President together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Fund and shareholders because of the Board's collective business acumen and understanding of the regulatory framework under which investment companies must operate.

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Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Shieh has over 20 years of business experience in the investment management and brokerage business and is familiar with the regulatory framework and restrictions under which a fund must operate as well as possessing an accounting background. Mr. Wong has over two decades of business experience in the financial services industry and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. Ms. Frick has over a decade of business experience as a consultant to entities in the financial services and investment management industries. She is familiar with the regulatory framework and restrictions under which a fund must operate as well as possessing an in-depth understanding of advertising restrictions. Ms. Liggett has nearly a decade of business experience in the financial services industry and brokerage business and is familiar with the regulatory framework and restrictions under which a fund must operate as well as possessing an in-depth understanding of derivatives. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Independent Trustees

The address of each Trustee is c/o VegaShares ETF Trust c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202. Each Trustee and officer serves an indefinite term or until their successors are elected and qualified.

Name, Address*, Year of Birth	Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex** Overseen	Other Directorships Held by Trustee During Past Five Years
William Shieh, 1981	Trustee	October 2025 to present	Retired	18	None
Grace Liggett, 1997	Trustee	October 2025 to present	Vice President - Cross Asset Solutions, BMO Capital Markets Corp. (December 2023 to July 2025); Associate - Cross Asset Solutions, BMO Capital Markets Corp. (December 2021 to December 2023); Analyst - Cross Asset Solutions, BMO Capital Markets Corp. (July 2019 to December 2021).	18	None
Catharine Frick, 1987	Trustee	October 2025 to present	Founder, Catnip (financial instruments marketing consulting), June 2023 to present; Vice President-Client Services, Arro Financial Communications (financial services marketing and communication agency), April 2021 to April 2023; Director- Client Services, Arro Financial Communications, November 2016 to April 2021.	18	None

* c/o VegaShares ETF Trust c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202.

** The term "Fund Complex" applies to the VegaShares ETFs.

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Interested Trustee and Officers

The address of each Trustee and officer is c/o VegaShares ETF Trust c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202. Each Trustee and officer serves an indefinite term or until their successors are elected and qualified.

Name, Address*, Year of Birth	Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex** Overseen	Other Directorships Held By Trustee During Past Five Years
Sunny Wong, 1981	Trustee	Since October 2025	Managing Partner, Vega Capital Partners LLC (September 2025 to present); Equity Derivatives Trader, BMO Capital Markets Corp. (February 2020 to August 2025).	18	None
Adam Stempel, 1982	President, Principal Executive Officer, Secretary	Since September 2025 and October 2025, respectively	Managing Partner, Vega Capital Partners LLC (September 2025 to present); Managing Director, BMO Capital Markets Corp. (November 2010 to August 2025).	n/a	n/a
Soth Chin, 1966	Treasurer, Principal Financial Officer, Principal Accounting Officer, Chief Compliance Officer	Since October 2025	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.	n/a	n/a

* c/o VegaShares ETF Trust c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202.

*Indicates an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

** The term "Fund Complex" applies to the VegaShares ETFs.

Board Committees

The Board has an Audit Committee consisting of the Trustees who are Independent Trustees. Mr. Shieh is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board's oversight of the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust's independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent registered public accounting firm; and (v) act as a liaison between the Trust's independent registered public accounting firm and the full Board. In 2025, the Audit Committee met one time.

The Board also has a Nominating Committee consisting of the Trustees who are Independent Trustees. Mr. Shieh is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust's address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation In considering Trustee nominee candidates, the Nominating Committee takes into account a wide variety of factors, including the overall diversity of the Board's composition. The Nominating Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. In 2025, the Nominating Committee did not meet.

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The Board has determined that its leadership structure is appropriate given the business and nature of the Trust.

As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust's investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Board recognizes that (i) not all risks that may affect the Trust can be identified, (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks, (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust's goals, and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Trust faces a number of risks, such as investment-related and compliance risks. The Adviser's personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust's Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Trust's independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, indirectly beneficially owned 0% of the Shares of the Funds.

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For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser ("Family of Investment Companies") that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Funds as of December 31, 2025	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (as of December 31, 2025)
Mr. Shieh	None	None
Ms. Liggett	None	None
Ms. Frick	None	None
Mr. Wong	None	$10,001 to $50,000*

* Indirect through his ownership of the Adviser.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or Foreside Financial Services, LLC (the "Distributor"), or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

Shareholder Communications to the Board

Shareholders may send communications to the Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Remuneration of Trustees

Each current Independent Trustee is paid an annual retainer of $2,500 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board's policy on travel and other business expenses relating to attendance at meetings.

Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser's unitary management fee, and not by the respective Fund. Annual Trustee fees may be reviewed periodically and changed by the Board. Trustees who are interested persons do not receive compensation for his or her services as a Board member.

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The following table shows the compensation anticipated to be earned by each Trustee during the initial fiscal year of the Funds. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Funds*	Pension or Retirement Benefits Accrued as Part of Fund's Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation From Funds and Fund Complex** Paid to Trustees
Mr. Shieh	$2,500	$0	$0	$2,500
Ms. Liggett	$2,500	$0	$0	$2,500
Ms. Frick	$2,500	$0	$0	$2,500

*The Funds do not directly pay Trustees, and compensation is merely imputed to the Funds.

**The term "Fund Complex" refers only to the Funds managed by the Adviser and not to any other series of the Trust.

Limitation of Trustees' Liability

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong doing of any officer, agent, employee, or adviser of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management of The Fund."

Investment Adviser

Vega Capital Partners LLC acts as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund ("Investment Advisory Agreement") and, pursuant to the Investment Advisory Agreement, is responsible for the day-to-day investment management of the Fund.

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Subject to the general oversight of the Board, the Adviser provides or causes to be furnished all supervisory and other services reasonably necessary for the operation of the Fund, audit, portfolio accounting, legal, transfer agency, custody, printing costs, certain administrative services (provided pursuant to a separate administration agreement), certain shareholder and other non-distribution-related services and investment advisory services (provided pursuant to the Investment Advisory Agreement) under what is essentially an all-in fee structure. The Fund bears other expenses which are not covered under the Investment Advisory Agreement that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Fund pays the Adviser a unitary fee ("Management Fee") under the Investment Advisory Agreement in return for providing investment management, investment advisory and supervisory services and for being obligated to pay certain Fund expenses discussed above. The Adviser is paid a monthly Management Fee at an annual rate of 0.[_]% of the average daily net assets of the Fund. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board.

The Adviser provides portfolio management services, including the execution of investment strategies. and certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by various service provider to the Fund. The Adviser performs compliance monitoring services to help the Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services.

Pursuant to the Investment Advisory Agreement, each Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Advisory Agreement is terminable upon 60 days' notice by the Adviser or Trust and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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Investment Sub-Adviser

[___________] acts as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and sub-adviser with respect to the Funds ("Sub-Advisory Agreement") and, pursuant to the Sub-Advisory Agreement, is responsible for the day-to-day investment management of each Fund’s investment portfolio.

Subject to the general oversight of the Board and the Adviser, the sub-adviser provides research, trade execution, and portfolio management for the Funds. The Adviser pays the sub-adviser a sub-advisory fee ("Sub-Advisory Fee") for providing these services investment management, investment advisory and supervisory services. The sub-adviser is paid a monthly Sub-Advisory Fee at an annual rate of 0.[_]% of the average daily net assets of the Funds. The Sub-Advisory Agreement is terminable upon 60 days' notice by the Adviser or Trust and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement and Sub-Advisory Agreements for the Funds will be available in the Fund's first annual report or semi-annual report.

Other Accounts Managed by the Portfolio Manager

Name of Portfolio Manager	Other Accounts Managed (As of December 31, 2025)			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
[____]	Registered investment companies	[_]	[_]	[_]	[_]
	Other pooled investment vehicles	[_]	[_]	[_]	[_]
	Other accounts	[_]	[_]	[_]	[_]

Portfolio Manager Compensation

[________] receives a [base salary and discretionary bonus] from the sub-adviser.

Portfolio Manager Share Ownership

As of the date of this SAI, the Portfolio Manager owned no Shares of the Funds.

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Conflicts of Interest

A conflict of interest may arise as a result of the Portfolio Manager being responsible for multiple accounts, including a Fund that may have different investment guidelines and objectives. In addition to a Fund, these accounts may include other mutual funds managed on an advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund or the other account. The other accounts may have similar investment objectives or strategies as a Fund, may track the same benchmarks or indices as a Fund tracks, and may sell securities that are eligible to be held, sold or purchased by the Fund. The Portfolio Manager may be responsible for accounts that have different advisory fee schedules, such as performance-based fees, which may create an incentive for the Portfolio Manager to favor one account over another in terms of access to investment opportunities or the allocation of the Portfolio Manager' time and resources. The Portfolio Manager may also manage accounts whose investment objectives and policies differ from those of a Fund, which may cause the Portfolio Manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.

To address and manage these potential conflicts of interest, the sub-adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies and oversight by investment management and its compliance team.

Custodian

U.S. Bank, N.A. (the "Custodian"), with offices located at 1555 N. Rivercenter Drive, MK-WI-S302, Milwaukee, WI 53212; and Lunken Operations Center, CN-OH-L2GL, 5065 Wooster Rd., Cincinnati, Ohio 45226, serves as custodian for the Funds pursuant to a custody agreement between the Trust, on behalf of the Funds, and the Custodian. In that capacity, the Custodian holds each Fund's assets.

Transfer Agent and Administrator

U.S. Bancorp Fund Services, LLC (the "Administrator"), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as each Fund's transfer agent pursuant to a fund servicing agreement (“FSA”). In addition, the Administrator provides various accounting services to the Funds pursuant to the FSA. The Administrator also provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services pursuant to the FSA. The FSA provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the FSA relates, except a loss resulting from the Administrator's refusal or failure to comply with the terms of the FSA or from the Administrator's bad faith, negligence, or willful misconduct in the performance of its duties under the FSA.

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Distributor

Foreside Financial Services, LLC (the "Distributor"), located at 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the distributor of Creation Units for the Trust on an agency basis. The Trust has entered into an ETF distribution agreement with the Distributor ("Distribution Agreement"), under which the Distributor, as agent, reviews and approves orders by Authorized Participants to create and redeem Shares in Creation Units. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. Shares will be continuously offered for sale only in Creation Units. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of any Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust, a Fund or its shareholders.

The Distributor may also enter into agreements with securities dealers ("Dealers") who will assist in the distribution of Shares. The Distributor will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant (as discussed in "Procedures for Purchase of Creation Units" below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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The Adviser or its affiliates, out of its own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries ("Intermediaries") for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund's Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares. Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive.

Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Counsel

Thompson Hine LLP is counsel to the Trust, including the Funds and the Trustees that are not interested persons of the Trust, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115 serves as each Fund's independent registered public accounting firm and audits each Fund's financial statements and performs other related audit services.

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted a policy regarding the disclosure of information about each Fund's portfolio securities. Under the policy, portfolio holdings of a Fund, which will form the basis for the calculation of NAV, are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual Cash Amounts is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of a Fund. The Trust, the Adviser, sub-adviser, Administrator, Custodian and Distributor will not disseminate non-public information concerning the Trust.

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QUARTERLY PORTFOLIO SCHEDULE

Each Fund is required to disclose, after its first and third fiscal quarters, the complete schedule of its portfolio holdings with the SEC on Form N-PORT. Form N-PORT for each Fund is available on the SEC's website at http://www.sec.gov.

CODE OF ETHICS

The Trust, the Adviser, and sub-adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act (each a "Code of Ethics"). These Codes of Ethics are designed to prevent affiliated persons of the Trust, the Adviser, and sub-adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined above) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust and the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1 (800) 617-0004 or on the Fund's website, www.VegaSharesETFs.com and on the SEC's website at http://www.sec.gov. Proxies for the Fund's portfolio securities are voted in accordance with the Adviser's proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Trust is required to disclose annually each Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by writing to the Trust, c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov and at www.VegaSharesETFs.com.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser and sub-adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the sub-adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The sub-adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the sub-adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. "Best execution" is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The sub-adviser may also use electronic crossing networks ("ECNs") when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute a Fund's portfolio transactions may include the Fund's Authorized Participants (as discussed in "Procedures for Purchase of Creation Units" below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund's portfolio transactions in conjunction with an all-cash creation unit order or an order including "cash-in-lieu" (as described below under "Purchase and Redemption of Shares in Creation Units"), so long as such selection is in keeping with the foregoing policies. As described below under "Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee" and "—Redemption Transaction Fee", a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund's portfolio transactions in connection with such orders.

Each Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The sub-adviser is responsible, subject to oversight by the Board and Adviser, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the sub-adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the sub-adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

In certain instances, the sub-adviser may find it efficient for purposes of seeking to obtain best execution, to aggregate or "bunch" certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by sub-adviser or the other affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

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A Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the sub-adviser manages or advises. If purchases or sales of portfolio securities of a Fund and one or more other accounts managed or advised by the sub-adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by the sub-adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The sub-adviser may deal, trade and invest for its own account in the types of securities in which a Fund may invest. The sub-adviser may, from time to time, effect trades on behalf of and for the account of a Fund with brokers or dealers that are affiliated, if any such brokers or dealer exist, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. A Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

As permitted by Section 28(e) of the 1934 Act, the sub-adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the sub-adviser an amount of disclosed commission or spread (sometimes called "soft dollars") for effecting a securities transaction for the Trust in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction, if the sub-adviser determines in good faith that the commission is reasonable given the brokerage and/or research services provided by the broker-dealer.

In selecting broker-dealers that provide research or brokerage services that are paid for with soft dollars, potential conflicts of interest may arise between the sub-adviser and the Trust because the sub-adviser does not produce or pay for these research or brokerage services, but rather uses brokerage commissions generated by Fund transactions to pay for them. In addition, the sub-adviser may have an incentive to select a broker-dealer based upon the broker-dealer's research or brokerage services instead of the broker-dealer's ability to achieve best execution.

EXCHANGE LISTING AND TRADING

The following apply to the Funds, but are presented in the singular for ease of presentation.

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under the headings "Principal Investment Risks" with respect to the Fund, "Additional Information About Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings," "Determination of NAV" and "Buying and Selling Exchange-Traded Shares." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

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The Shares of the Fund are listed on the Exchange and will trade in the secondary market at prices that may differ to some degree from its NAV. The Exchange may but is not required to remove the Shares of the Fund from listing if: (1) following the initial twelve (12) month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, or (2) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

As in the case of other securities traded on the Exchange, brokers' commissions on transactions are based on negotiated commission rates at customary levels.

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security's then-current market value. The sale of securities in such circumstances could limit the Fund's profit or require the Fund to incur a loss, and as a result, the Fund's performance could be impacted.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling Exchange-Traded Shares."

The Depository Trust Company ("DTC") acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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CREATION AND REDEMPTION OF CREATION UNITS

General

The Fund will issue and sell Shares only in Creation Units (typically 10,000 Shares) on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities, if any, eligible for resale under Rule 144A.

A "Business Day" with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of the Fund generally consists of Deposit Cash. The Fund may permit or require the in-kind deposit of Deposit Securities per each Creation Unit, constituting all or a portion of the Fund Deposit, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a "cash in lieu" amount (included in the term "Deposit Cash") to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the Fund Deposit, which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The "Cash Component" is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

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The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders").The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process")), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

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All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date." In all circumstances, any early cut-off time will be after: (1) the NAV is calculated for the day prior to the Order Placement Date and (2) the portfolio holdings or basket information is published on the Order Placement Date.

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange close earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund's investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The "Settlement Date" for the Fund is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Fund Deposit as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under "Creation Transaction Fee," may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, but not limited to, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units ("Creation Order Costs"). The standard fixed creation transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with creation transactions. The Fund may adjust the creation transaction fee from time to time. The creation fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

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Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee, as applicable, as set forth below. When purchasing Creation Units with cash, the Fund may incur brokerage costs and taxable gains losses it wouldn't incur if purchasing Creation Units in-kind. These costs could decrease the NAV if they are imposed on the Fund. In the event that Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units ("Redemption Order Costs"). The standard fixed redemption transaction fee for the Fund is $500 regardless of the number of Creation Units redeemed in the transaction. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each redemption. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with redemption transactions. The Fund may adjust the redemption transaction fee from time to time. The redemption fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.

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The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for the Fund.

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Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

DETERMINATION OF NET ASSET VALUE

NAV for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association ("SIFMA") announces an early closing time.

In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust's pricing procedures require the Valuation Committee to determine a security's fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares. The Board has designated the Adviser as its valuation designee and it determines the population of the Valuation Committee.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Distributions."

General Policies

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants. As of the date of this SAI, no shareholders of record owned 5% or more of the outstanding shares of a Fund. A shareholder who controls the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser or a sub-adviser.

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TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This "Taxes" section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of The Fund

The Fund will elect and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the "Qualifying Income Requirement"); and (ii) at the end of each quarter of the Fund's taxable year, the Fund's assets must be diversified so that (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Diversification Requirement").

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It may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy of the Reference Index while satisfying the Diversification Requirement. The Fund's efforts to satisfy the Diversification Requirement may affect the Fund's execution of its investment strategy and may cause the Fund's return to deviate from that of the Index, and the Fund's efforts to represent the Index using a sampling strategy, if such a strategy is used at any point, may cause it inadvertently to fail to satisfy the Diversification Requirement.

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund's non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

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The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a RIC's net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, The Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year's distribution. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

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Taxation of Shareholders – Distributions

The Fund intends to distribute substantially all of its investment company taxable income as dividends to shareholders at least annually and any net realized capital gains at least annually. The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Distributions from the Fund's net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general and subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund. If 95% or more of the Fund's gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

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In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts are subject to a 3.8% Medicare contribution tax on all or a portion of their "net investment income," which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund's ordinary income or net capital gain, respectively, actually earned during the applicable shareholder's period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder's investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder's basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder's Shares.

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Taxation of Shareholders – Sale of Shares

A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the "IRS"), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing "wash sales" (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments

Certain of the Fund's investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund's ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund's qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding

The Fund will be required in certain cases to withhold (as "backup withholding") on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding"; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

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Foreign Shareholders

Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and shareholders are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and with respect to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

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Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their Shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Tax

In those states that have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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Options, Futures, Forward Contracts and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund, if any, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Recently proposed regulations seek to interpret what types of swap agreements are to be treated as notional principal contracts rather than as section 1256 contracts. When finalized, these regulations could result in the Fund having to treat more of its income on swap agreements and more of the distributions made to shareholders as ordinary income and less as long-term capital gains.

In addition to the special rules described above in respect of options and futures transactions, the Fund's transactions in other derivative instruments, if any, (including options and forward contracts) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid Fund-level tax.

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Certain of the Fund's investments in derivatives and foreign currency-denominated instruments (if any), and the Fund's transactions in foreign currencies and hedging activities (if any), may produce a difference between its book income and its taxable income. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (if any) (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

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Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Investment in Certain ETPs and Certain Direct Fund Investments

The Fund may invest in ETPs that are taxable as RICs under the Internal Revenue Code. Any income the Fund receives from such ETPs should be qualifying income for purposes of the 90% Test. The Fund may also invest in one or more ETPs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of the 90% Test. Similarly, the Fund may make certain direct investments that may produce non-qualifying income for purposes of the 90% Test. The Adviser anticipates monitoring investments that may produce non-qualifying income to ensure that the Fund satisfies the 90% Test. Nevertheless, non-qualifying income of the Fund may be more than anticipated, the Fund may be unable to generate qualifying income at levels sufficient to ensure it satisfies the 90% Test, or the Fund might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In any such case, the Fund could fail the 90% Test and, if the relief provisions discussed above are unavailable, fail to qualify as a RIC.

Options, Swaps and Other Complex Securities. The Fund and certain of the ETPs in which the Fund may invest may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund's (and certain ETPs') ability to qualify as a RIC, affect whether gains and losses recognized by the Fund or ETPs are treated as ordinary income or long-term or short-term capital gain, accelerate the recognition of income to the Fund or ETPs and/or defer the Fund's or ETPs' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

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Certain derivative investment by the Fund, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the "90% Test" described above, which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the "Asset Test" described above. The Fund intends to carefully monitor such investments, if any, to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund's determination of the "Asset Test" with respect to such derivatives.

With respect to any investments in STRIPS, Treasury Receipts, other zero coupon, payment-in-kind, and similar securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund or an ETP will generally be required to include as part of its current income the imputed interest on such obligations even though the Fund or ETP has not received any interest payments on such obligations during that period.

Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss and may affect the amount and timing of distributions from the Fund.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Fund may be required for federal income tax purposes to mark-to-market and recognize as income and loss for each taxable year their net unrealized gains and losses on certain futures contracts and options as of the end of the year as well as those actually realized during the year. Options on "broad based" securities indices are classified as "non-equity options" under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year, if any, will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate as investments at a time when the investment adviser might not otherwise have chosen to do so.

92

In general, for purposes of the 90% Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Internal Revenue Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Fund may invest in certain MLPs which may be treated as "qualified publicly traded partnerships." Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but the Fund's investment in one or more of such "qualified publicly traded partnerships" is limited under the Asset Test to no more than 25% of the value of the Fund's assets. The Fund will monitor its investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Fund may invest in will deliver Form K-1s to the Fund to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

Any transactions in foreign currencies and forward foreign currency contracts will be subject to provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund or an ETP (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income by the Fund or an ETP and may defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to the Fund's shareholders. These provisions also may require the Fund or an ETP to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause The Fund to recognize income without receiving cash with which to make distributions in amounts necessary to facilitate satisfaction of the distribution requirements for avoiding the income and excise taxes.

93

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% Test described above if such gains are not directly related to the Fund's business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund's non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund's status as a RIC for all years to which the regulations are applicable.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one or more of the following special tax regimes: (i) The Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders, (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund, or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund may have to distribute to its shareholders certain "phantom" income and gains such Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the excise tax. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Short Sales

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale by the Fund is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, the gains on short sales are generally treated as short-term capital gains. These rules may also affect the holding period of "substantially identical property" held by the Fund. Moreover, the Fund's loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

94

CAPITAL STOCK

The Fund is currently the only series of the Trust. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional series of the Trust.

Each share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other Fund, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

SHAREHOLDER REPORTS

Shareholder inquiries may be made by writing to the Trust at c/o U.S. Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, WI 53202.

DISCLAIMER

Shares of the Trust are not sponsored, endorsed, or promoted by [________]. [___________] makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. [__________] is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. [__________] has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall [___________] have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

95

FINANCIAL STATEMENTS

A copy of each Fund’s Semi-Annual and Annual Financial Statement Reports included in Form N-CSR, when issued, may be obtained upon request and without charge by calling 1 (800) 617-0004 during normal business hours or by visiting www.VegaSharesETFs.com. Because the Funds have not yet commenced operations, no financial statements are available for the Funds as of the date of this SAI.

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APPENDIX A:

proxy voting policy

Policy

Vega Capital Partners LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Staff Legal Bulletin No. 20 was jointly published by the SEC's Division of Investment Management and Division of Corporation Finance on June 30, 2014. The Division of Investment Management provided guidance about investment advisers' responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Proxy Voting Advice as a Solicitation Under the Exchange Act

On July 22, 2020, the SEC adopted amendments to its rules governing proxy solicitations. The amendments specify that proxy voting advice generally constitutes a solicitation within the meaning of Section 14(a) of the Exchange Act.

The Commission noted several factors that indicate proxy voting advice businesses generally engage in solicitations when they provide proxy voting advice to their clients, including:

•	The proxy voting advice generally describes the specific proposals that will be presented at the registrant's upcoming meeting and presents a "vote recommendation" for each proposal that indicates how the client should vote;
•	Proxy voting advice businesses market their expertise in researching and analyzing matters that are subject to a proxy vote for the purpose of assisting their clients in making voting decisions;
•	Many clients of proxy voting advice businesses retain and pay a fee to these firms to provide detailed analyses of various issues, including advice regarding how the clients should vote through their proxies on the proposals to be considered at the registrant's upcoming meeting or on matters for which shareholder approval is sought; and
•	Proxy voting advice businesses typically provide their recommendations shortly before a shareholder meeting or authorization vote, enhancing the likelihood that their recommendations will influence their clients' voting determinations.

The Commission observed that where these or other significant factors are present, the proxy voting advice businesses' voting advice generally would constitute a solicitation subject to the Commission's proxy rules because such advice would be "a communication to security holders under circumstances reasonably calculated to result in the procurement, withholding or revocation of a proxy."

Exemptions

The SEC recognizes two exemptions to the solicitation rule:

1.	When a business that provides proxy voting services does not provide any voting recommendations and is instead exercising delegated voting authority on behalf of its clients; and
2.	Any proxy voting advice provided by a person who furnishes such advice only in response to an unprompted request.

However, the persons who provide proxy voting advice in reliance on the exemptions must include in their voting advice to clients the conflicts of interest disclosure specified in new Rule 14a-2(b)(9)(i). Such persons must include in their voting advice (or in any electronic medium used to deliver the advice) prominent disclosure of:

•	Any information regarding an interest, transaction, or relationship of the proxy voting advice business (or its affiliates) that is material to assessing the objectivity of the proxy voting advice in light of the circumstances of the particular interest, transaction, or relationship; and
•	Any policies and procedures used to identify, as well as the steps taken to address, any such material conflicts of interest arising from such interest, transaction, or relationship.

On July 13, 2022, the SEC voted to rescind Rules 14a-2(b)(9)(ii-iv) which required proxy advisor firms to make their advice available and to provide clients with a mechanism to become aware of information before they vote. This became effective on September 19, 2022.

Responsibility

ADAM TODD STEMPEL has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Vega Capital Partners LLC has adopted procedures to implement the firm's policy and conducts reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Delegation of Proxy Voting Authority and Voting Obligations

•	Terms and conditions defining and/or limiting the scope of Vega Capital Partners LLC's proxy voting authority and voting obligations, as agreed upon with the client, may be documented as part of the investment policies and objectives of such client(s).

Voting Procedure

•	all employees will forward any proxy materials received on behalf of clients to ADAM TODD STEMPEL;
•	ADAM TODD STEMPEL will determine which client accounts hold the security to which the proxy relates; and

•	absent material conflicts, ADAM TODD STEMPEL will determine how Vega Capital Partners LLC should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

•	Vega Capital Partners LLC will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Vega Capital Partners LLC voted a client's proxies;
•	Vega Capital Partners LLC's disclosure summary will include a description of how clients may obtain a copy of the firm's proxy voting policies and procedures; and
•	Vega Capital Partners LLC's proxy voting practice is disclosed in the firm's advisory agreement(s).

Client Requests for Information

•	all client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to ADAM TODD STEMPEL; and
•	in response to any request, ADAM TODD STEMPEL will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Vega Capital Partners LLC voted the client's proxy with respect to each proposal about which client inquired.

Voting Guidelines

•	in the absence of specific voting guidelines from the client, Vega Capital Partners LLC will obtain reasonable understanding of the client's objectives in order to vote proxies in the best interests of each particular client. Vega Capital Partners LLC's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Vega Capital Partners LLC's voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
•	Vega Capital Partners LLC will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services;
•	Vega Capital Partners LLC will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights;
•	in reviewing proposals, Vega Capital Partners LLC will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices;
•	where the potential effect of the vote is significant to the value of clients' investments or where the matter is not addressed by our policies and procedures, Vega Capital Partners LLC will conduct a more detailed analysis than what is contemplated by the general voting guidelines;
•	Vega Capital Partners LLC will conduct sample testing to determine that votes are cast (either internally or by third-party proxy advisory firms) consistently with our voting policies and procedures; and
•	Vega Capital Partners LLC's proxy voting responsibilities and scope of voting arrangements will be agreed upon and clearly stated in writing.

Conflicts of Interest

•	Vega Capital Partners LLC will conduct quarterly reviews to identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Vega Capital Partners LLC with the issuer of each security to determine if Vega Capital Partners LLC or any of its employees has any financial, business or personal relationship with the issuer;

•	if a material conflict of interest exists, ADAM TODD STEMPEL will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation; and
•	Vega Capital Partners LLC will maintain a record of the voting resolution and the informed consent forms obtained from our clients in any conflict of interest.

Recordkeeping

ADAM TODD STEMPEL shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

•	these policies and procedures and any amendments;
•	each proxy statement that Vega Capital Partners LLC receives;
•	a record of each vote that Vega Capital Partners LLC casts;
•	any document Vega Capital Partners LLC created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to ADAM TODD STEMPEL or proxy committee, if applicable; and
•	a copy of each written request from a client for information on how Vega Capital Partners LLC voted such client's proxies, and a copy of any written response.

On an annual basis, Vega Capital Partners LLC will review and document the adequacy of our voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether the applicable policies and procedures continue to be reasonably designed to ensure that the firm casts votes on behalf of our clients in the best interest of such clients.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust as filed with the State of Delaware on May 5, 2025, for VegaShares ETF Trust (the "Registrant" or "Trust")[1]

	(2)	Amended Declaration of Trust of the Registrant[2]

(b)		Bylaws of the Registrant[1]

(c)		Instruments Defining Rights of Security Holders incorporated by reference to the Amended Declaration of Trust[2] and Bylaws[1]

(d)	(1)	Investment Advisory Agreement between the Registrant and Vega Capital Partners LLC[2]

	(2)	Amendment to Investment Advisory Agreement[4]

	(3)	Sub-advisory Agreement[4]

(e)	(1)	ETF Distribution Agreement between the Registrant and Foreside Financial Services, LLC and Form of Authorized Participant Agreement[2]

	(2)	Amendment to ETF Distribution Agremeent[4]

(f)		None

(g)	(1)	ETF Custody Agreement between Registrant and U.S. Bank, N.A.[2]

	(2)	Amendment to ETF Custody Agreement[4]

(h)	(1)	Fund Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[2]

	(2)	Amendment to Fund Servicing Agreement[4]

	(3)	Fund CCO/PFO/Treasurer Agreement between Registrant and Fit Compliance, LLC[2]

(i)		Opinion and Consent of Counsel[4]

(j)		None

(k)		None

(l)		Initial Capital Agreement[2]

(m)	(1)	Rule 12b-1 Distribution and Service Plan[2]

	(2)	Amendment to 12b-1 Plan[4]

(n)		None

(o)		Reserved

(p)	(1)	Code of Ethics of Registrant[2]

	(2)	Code of Ethics of Investment Adviser[2]

	(3)	Code of Ethics of Sub-Adviser[4]
(q)		Powers of Attorney[3]

[1]	Filed as an exhibit to Registrant’s Registration Statement on June 3, 2025.
[2]	Filed as an exhibit to Registrant’s Registration Statement on December 15, 2025.
[3]	Filed as an exhibit to Registrant’s Registration Statement on December 30, 2025.
[4]	To be filed by subsequent amendment.

Item 29. Persons Controlled by or Under Common Control with the Fund

Vega Capital Partners LLC

Item 30. Indemnification

Generally, indemnification provisions in the Trust's Declaration of Trust (“Declaration”) and certain agreements protect an indemnified party against liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the indemnified party becomes involved as a party or otherwise by virtue of being or having been such a Trustee, officer, employee or other affiliate of the Trust, or serving as underwriter. Details of indemnification provisions are provided by reference to Article 10 of the Amended Declaration of Trust; Section 8 of the ETF Distribution Agreement between the Registrant and Foreside Financial Services, LLC; Article X of the ETF Custody Agreement between Registrant and U.S. Bank, N.A., Section 10 of the Fund Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC; Section 4 of the Fund CCO/PFO Agreement between Registrant and Fit Compliance, LLC. No indemnification shall be provided under the Declaration to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Declaration of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The information required by this Item 31 with respect to each director, officer or partner of the Adviser is incorporated by reference to the Adviser’s Form ADV (File No. 801-134415). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at https://adviserinfo.sec.gov/firm/summary/338416. The information required by this Item 31 with respect to each director, officer or partner of the Sub-Adviser is incorporated by reference to the Sub-Adviser’s Form ADV (File No. 801-[_______]). The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at https://adviserinfo.sec.gov/firm/summary/[____].

Item 32. Principal Underwriters

Item 32(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Adams Street Private Equity Navigator Fund LLC

6.	Advisers Investment Trust
7.	AG Twin Brook Capital Income Fund
8.	AltShares Trust
9.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds
10.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds
11.	American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
12.	Aristotle Funds Series Trust
13.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
14.	Bow River Capital Evergreen Fund
15.	Connetic Venture Capital Access Fund
16.	Constitution Capital Access Fund, LLC
17.	Datum One Series Trust
18.	Diamond Hill Funds
19.	Diamond Hill Securitized Credit Fund
20.	Driehaus Mutual Funds
21.	EntrepreneurShares Series Trust
22.	FMI Funds, Inc.
23.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
24.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
25.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
26.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
28.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
29.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
30.	Inspire International ETF, Series of Northern Lights Fund Trust IV
31.	Inspire Momentum ETF, Series of Northern Lights Fund Trust IV
32.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
33.	Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV
34.	LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust
35.	LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
36.	LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
37.	LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
38.	LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
39.	LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
40.	LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
41.	LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
42.	LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
43.	LifeX Durable Income ETF, Series of Stone Ridge Trust
44.	Macquarie Energy Transition ETF, Series of Macquarie ETF Trust
45.	Macquarie Focused Emerging Markets Equity ETF, Series of Macquarie ETF Trust
46.	Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust
47.	Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust
48.	Macquarie National High-Yield Municipal Bond ETF, Series of Macquarie ETF Trust
49.	Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust
50.	Man ETF Series Trust
51.	Meketa Infrastructure Fund
52.	Nomura Alternative Income Fund
53.	Praxis Mutual Funds
54.	Primark Meketa Private Equity Investments Fund
55.	SA Funds – Investment Trust
56.	Sequoia Fund, Inc.
57.	Simplify Exchange Traded Funds
58.	Siren ETF Trust
59.	Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V

60.	Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
61.	Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
62.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
63.	TCW ETF Trust
64.	Zacks Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Distributor (Principal Underwriter), Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus and State of Ohio, on the 29th day of December 2025.

VegaShares ETF Trust

By:	Adam Stempel*
Name:	Adam Stempel
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

Soth Chin*	Treasurer, Principal Financial Officer,	December 29, 2025
Principal Accounting Officer, and Chief Compliance Officer

Adam Stempel*	President, Principal Executive Officer, and Secretary	December 29, 2025

/s/ Sunny Wong	Trustee	December 30, 2025

William Shieh*	Trustee	December 29, 2025

Grace Liggett*	Trustee	December 29, 2025

Catharine Frick*	Trustee	December 29, 2025

*	Pursuant to Powers of Attorney[2]

By:	/s/ Michael V. Wible
	Name:	Michael V. Wible
	Title:	Attorney-in-Fact
	Date:	December 29, 2025

Exhibit Index

Exhibit No.	Exhibit Name